                                                  Registration Nos. 333-48457
                                                                    811-04865-01

     As filed with the Securities and Exchange Commission on April 27, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

     Pre-effective Amendment No.         [_]

     Post-Effective Amendment No.        [9]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   [X]

     Amendment No.                       [4]

                                   ----------

                  VARIABLE ACCOUNT B OF AMERICAN INTERNATIONAL
                       LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Pine Street
                            New York, New York 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 3, 2004 pursuant to paragraph (b)

     [_]  60 days after filing pursuant to paragraph (a)(1)

     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXECUTIVE ADVANTAGE/SM/

GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies") issued by American International Life Assurance Company of New York ("AI Life") through its Variable Account B

                      This Prospectus is dated May 3, 2004

American International Life Assurance Company of New York ("AI Life") is offering life insurance coverage under the Executive Advantage/SM/ group flexible premium variable universal life policy (the "Policy"). The Policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the Beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the Policy in this prospectus is fully applicable to your certificate and the word "Policy" includes any such certificate.

For information on how to contact AI Life, please see page 5.

The Index of Special Words and Phrases on page 53 will define many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus.

This prospectus generally describes only the variable portions of the Policy. Please read this prospectus carefully and keep it for future reference.

The Guaranteed Account is part of our general account. You can use AI Life's Variable Account B ("Variable Account") to invest in the Executive Advantage variable investment options. Currently, the Executive Advantage variable investment options each purchase shares of a corresponding Fund of:

.. AllianceBernstein Variable Product Series Fund, Inc. ("AllianceBernstein") .. American Century Variable Portfolios, Inc. ("American Century VP")
..  Credit Suisse Trust ("Credit Suisse")
..  Fidelity Variable Insurance Products Fund ("Fidelity VIP")
.. Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton") .. Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
..  J.P. Morgan Series Trust II ("JP Morgan")
..  Merrill Lynch Variable Series Fund, Inc. ("Merrill Lynch")
..  Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")
..  PIMCO Variable Insurance Trust ("PIMCO")
..  The Universal Institutional Funds, Inc. ("UIF")
..  VALIC Company I ("VALIC Co. I")
..  Vanguard Variable Insurance Fund ("Vanguard")

See "Variable Investment Options" on page 17 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should be sure you also read the prospectuses of the Funds underlying variable investment options you may be interested in. This prospectus must be accompanied by the current prospectuses for the Funds listed above.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance Policy. You may wish to consult with your insurance representative or financial adviser.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS
                                -----------------

POLICY BENEFITS/RISKS SUMMARY..................................................6
POLICY BENEFITS................................................................6
   Death Benefit...............................................................6
      Death Benefit Proceeds...................................................6
      Death Benefit Options....................................................6
   Full Surrenders, Partial Surrenders, Transfers, and Policy Loans............7
      Full Surrenders..........................................................7
      Partial Surrenders.......................................................7
      Transfers................................................................7
      Loans....................................................................7
   Premiums....................................................................7
      Flexibility of Premiums..................................................7
      Free Look................................................................7
   The Policy..................................................................8
      Ownership Rights.........................................................8
      Variable Account.........................................................8
      Guaranteed Account.......................................................8
      Account Value............................................................8
      Payment Options..........................................................8
      Tax Benefits.............................................................8
   Supplemental Benefits and Riders............................................9
POLICY RISKS...................................................................9
   Investment Risk.............................................................9
   Risk of Lapse...............................................................9
   Tax Risks...................................................................9
   Partial Surrender and Full Surrender Risks.................................10
   Policy Loan Risks..........................................................10
PORTFOLIO RISKS...............................................................10
TABLES OF CHARGES.............................................................11
GENERAL INFORMATION...........................................................15
   AI Life....................................................................15
   The Variable Account.......................................................15
   Additional Information.....................................................15
   Communication with AI Life.................................................15
      Administrative Center...................................................15
   Applying for a Policy......................................................16
      Our age requirement for the Insured.....................................16
      The minimum Face Amount.................................................16
      We require a minimum initial premium....................................16
      When your coverage will be effective....................................16
      General.................................................................16
   Variable Investment Options................................................17
   Guaranteed Investment Option...............................................19
   Guaranteed Account Value...................................................20
   Voting Privileges..........................................................20
   Illustrations..............................................................21
POLICY FEATURES...............................................................21
   Death Benefits.............................................................21

   Your Face Amount of insurance..............................................21
   Your death benefit.........................................................22
   Life Insurance Proceeds....................................................22
   Payment of Life Insurance Proceeds.........................................22
   Amount of Life Insurance Proceeds..........................................22
Tax Qualification Options.....................................................23
Changes in Death Benefit Options..............................................23
   How to request a change....................................................23
   Tax consequences of changes in insurance coverage..........................24
Premium Payments..............................................................24
   Restrictions on Premium....................................................24
   Minimum Initial Premium....................................................24
   Planned Periodic Premium...................................................24
   Additional Premium.........................................................25
   Effect of Premium Payments.................................................25
   Grace Period...............................................................25
   Premium Allocations........................................................25
   Allocation Rules...........................................................26
   Crediting Premium..........................................................26
   Future premium payments....................................................26
Determining the Account Value.................................................27
Account Value in the Subaccounts..............................................27
   Accumulation Unit Values...................................................27
   Net Investment Factor......................................................28
   Guaranteed Account Value...................................................28
   Net Account Value..........................................................28
   Cash Surrender Value.......................................................28
   Net Cash Surrender Value...................................................28
Transfers.....................................................................29
      Minimum amount of transfer..............................................29
      Form of transfer request................................................29
      Transfers from the Guaranteed Account...................................29
   Date We Process Your Transfer Request......................................29
   Number of Permitted Transfers/Transfer Charge..............................29
Dollar Cost Averaging.........................................................29
   Processing your automatic dollar cost averaging transfers..................30
Market Timing.................................................................30
Changing the Face Amount of Insurance.........................................31
   Changes in Face Amount.....................................................31
   Increases in Face Amount...................................................31
   Decreases in Face Amount...................................................31
   Consequences of a Change in Face Amount....................................31
Effective Date of Policy and Related Transactions.............................32
   Valuation dates, times, and periods........................................32
   Date of receipt............................................................32
   Commencement of insurance coverage.........................................32
   Issue Date; Policy months and years........................................32
   Monthly deduction days.....................................................32
   Commencement of investment performance.....................................32
   Effective date of other premium payments and requests that you make........33
Reports to Policy Owners......................................................33

POLICY TRANSACTIONS...........................................................34
   Withdrawing Policy Investments.............................................34
      Full surrender..........................................................34
      Partial surrender.......................................................34
      Loans...................................................................35
      Maximum Loan Amount.....................................................35
      Interest................................................................35
      Loan Account............................................................35
      Effect of a Loan........................................................35
      Outstanding Loan........................................................36
      Loan Repayment..........................................................36
   Maturity of your Policy....................................................36
   Tax considerations.........................................................36
POLICY PAYMENTS...............................................................36
   Payment Options............................................................36
      Change of payment option................................................36
      Tax impact..............................................................36
   The Beneficiary............................................................36
   Assignment of a Policy.....................................................37
   Payment of Proceeds........................................................37
      General.................................................................37
      Delay of Guaranteed Account option proceeds.............................37
      Delay for check clearance...............................................37
      Delay of Variable Account proceeds......................................37
      Delay to challenge coverage.............................................38
      Delay required under applicable law.....................................38
ADDITIONAL RIGHTS THAT WE HAVE................................................38
CHARGES UNDER THE POLICY......................................................39
   Deductions From Premium....................................................39
      Monthly Deduction From Account Value....................................40
      Administrative Charge...................................................40
      Cost of Insurance Charge................................................40
   Net Amount at Risk.........................................................40
      Rate Classes for Insureds...............................................41
   Legal Considerations Relating to Sex-Distinct Premiums and Benefits........42
   Deduction From Variable Account Assets.....................................42
      Mortality and Expense Risk Charge.......................................42
   Deductions Upon Policy Transactions........................................42
      Transfer Charge.........................................................42
      Surrender Charge........................................................43
      Surrender Charge Calculation............................................43
      Surrender Charge Based On An Increase Or Decrease In Face Amount........44
      Partial Surrender Charge................................................44
      Partial Surrender Charge Due to Decrease in Face Amount.................44
      Partial Surrender Administrative Charge.................................44
      Discount Purchase Programs..............................................44
OTHER POLICY PROVISIONS.......................................................45
   Right to Exchange..........................................................45
   More About Policy Charges..................................................45
      Purpose of our charges..................................................45
      General.................................................................46

   Account Value..............................................................46
      Your Account Value......................................................46
      Your investment options.................................................46
      The Guaranteed Account..................................................46
POLICY LAPSE AND REINSTATEMENT................................................47
   Reinstatement..............................................................47
FEDERAL INCOME TAX CONSIDERATIONS.............................................47
   Tax Status of the Policy...................................................48
   AI Life....................................................................48
   Diversification and Investor Control.......................................48
   Tax Treatment of the Policy................................................49
   Tax Treatment of Policy Benefits In General................................50
   Pre-Death Distribution.....................................................50
   Policies Not Classified as Modified Endowment Contracts....................50
   Modified Endowment Contracts...............................................50
   Interest on Loans..........................................................51
   Policy Exchanges and Modifications.........................................51
   Withholding................................................................51
   Contracts Issued in Connection With Tax Qualified Pension Plans............52
   Possible Charge for AI Life's Taxes........................................52
LEGAL PROCEEDINGS.............................................................52
FINANCIAL STATEMENTS..........................................................52
INDEX OF SPECIAL WORDS AND PHRASES............................................53
APPENDIX A....................................................................55

CONTACT INFORMATION: Here is how you can contact us about the AI Life Executive Advantage Policies:

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Administrative Center:                    Home Office:
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American International Life Assurance     American International Life Assurance
Company of New York                       Company of New York
One ALICO Plaza                           80 Pine Street
600 King Street, CLMK                     New York, New York 10005
Wilmington, Delaware 19801                1-212-770-2656
1-302-594-2352
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                          POLICY BENEFITS/RISKS SUMMARY

     This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

                                 POLICY BENEFITS

     You may allocate your Account Value among the 45 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

Death Benefit
-------------

     . Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and any accrued loan interest) to the Beneficiary when the Insured person dies. In your application to buy a Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

     . Death Benefit Options: You must choose one of the two options at the time we issue your Policy:
          .    Level Death Benefit Option or
          .    Increasing Death Benefit Option

          For the Level Death Benefit Option, the Death Benefit will be the greater of:
          .    Face Amount; or
          .    Account Value on the date of death multiplied by the appropriate minimum death benefit factor.
          You should consider this death benefit option if you want to minimize your cost of insurance.

          For Increasing Death Benefit Option, the Death Benefit will be the greater of:
          .    Face Amount plus the Account Value; or
          .    Account Value on the date of death multiplied by the appropriate minimum death benefit factor.
          You should consider this death benefit option if you want your Death Benefit to increase with your Account Value.

          . Federal tax law may require us to increase payment under any of the above death benefit options. See "Tax Qualification Options" on page 23.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

     . Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans and any accrued loan interest, and less any surrender charge that then applies. We call this amount your Net Cash Surrender Value. A surrender charge may apply. See "Surrender Charge" on page 43. You cannot reinstate a surrendered Policy. A full surrender may have adverse tax consequences.

     . Partial Surrenders: We will not allow a partial surrender during the first Policy year or during the first 12 months following an increase in Face Amount. You may make two partial surrenders per year. A partial surrender must be at least $500 but may not exceed 90% of your Policy's Net Cash Surrender Value. We may deduct the applicable surrender charge on a partial surrender. Currently, we do not assess a processing charge for partial surrenders. A partial surrender may have adverse tax consequences.

     . Transfers: Within certain limits, you may make transfers among the variable investment options and the Guaranteed Account. You may make up to twelve transfers of Account Value among the variable investment options in each Policy year without charge. We currently assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Guaranteed Account.

     . Loans: You may take a loan from your Policy at any time after the first Policy year. The maximum loan amount you may take is 90% of your Policy's Net Cash Surrender Value. We charge you interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. You may increase your risk of lapse if you take a loan. Loans may have adverse tax consequences.

Premiums

     . Flexibility of Premiums: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay planned periodic premiums annually. You are not required to pay premiums according to the plan. Under certain circumstances, we may reject a premium payment.

     . Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund of the premiums paid.

     The free look period generally expires the later of:

          .    10 days after you receive the Policy, or
          .    45 days after you sign Part I of the application.

The Policy

     . Ownership Rights: While the Insured person is living, you, as the Owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.

     . Variable Account: You may direct the money in your Policy to any of the variable investment options of the Variable Account. Each variable investment option invests exclusively in one of the Mutual Funds listed in this prospectus.

     . Guaranteed Account: You may place amounts in the Guaranteed Account where it earns at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

     . Account Value: Account Value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders, and loans).

     . Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these payment options is available on request from our Administrative Center.

     . Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance Policy is excludable from the gross income of the Beneficiary until there is a distribution. This means that under a qualifying life insurance Policy, cash value buildups on a tax deferred basis and transfers of cash value among the available investment options under the Policy may be made tax free. Under a qualifying life insurance Policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Supplemental Benefits and Riders

     We offer no supplemental benefits or riders with this Policy.

                                  POLICY RISKS

Investment Risk

     The Policy is not suitable as a short-term investment.

     If you invest your Account Value in one or more variable investment options, then you will be subject to the risk that the investment performance of the variable investment options will be unfavorable. You will also be subject to the risk that the Account Value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. We do not guarantee a minimum Account Value.

     If you allocate Net Premiums to the Guaranteed Account, then we credit your Account Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Lapse

     If your Net Cash Surrender Value is not enough to pay the charges deducted against Account Value each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the Net Cash Surrender Value.

     If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value. We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun. If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

Tax Risks

     We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

     Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

     You should consult a qualified tax adviser for assistance in all Policy-related tax matters. See "Federal Income Tax Considerations" on page 47.

Partial Surrender and Full Surrender Risks

     The surrender charge under the Policy applies for the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's Face Amount) in the event you surrender the Policy or decrease the Face Amount. The surrender charge may be considerable. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Account Value in the near future. We designed the Policy to meet long-term financial goals. A partial surrender or surrender may have adverse tax consequences.

Policy Loan Risks

     A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the variable investment options and/or Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess current interest rate credited to the Guaranteed Account.

     We reduce the amount we pay on the Insured person's death by the amount of any Policy loan and your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduces the Net Cash Surrender Value to zero.

     If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not previously been taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                 PORTFOLIO RISKS

     A discussion of the risks of each Fund may be found in it's prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting us at the Administrative Center shown on page 5 of this prospectus.

     There is no assurance that any of the Funds will achieve its stated investment objective.

                                TABLES OF CHARGES

     The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy Owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

     The first table describes the fees and expenses that are payable, at the time that you buy a Policy, surrender a Policy, change a Policy's Face Amount, or transfer Account Value between investment options.

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                                                          Transaction Fees
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Charge                           When Charge is Deducted             Maximum Guaranteed Charge     Current Charge
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Premium Tax Charge               Upon receipt of each premium        3.5%/1/ of each premium       0%/1/ of each premium payment
                                 payment                             payment
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DAC Tax Charge                   Upon receipt of each premium        1%                            0%
                                 payment
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Premium Expense Charge           Upon receipt of each premium        9% of the amount of each      9% of the amount of each
                                 payment                             premium payment               premium payment
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Surrender Charge
   Maximum Charge-for a 77 year  Upon a full surrender of your       $39 per $1,000 of Face        $0 per $1,000 of Face Amount/2/
   old male, smoker with a Face  Policy during the first 14 Policy   Amount
   Amount of $100,000 for the    years and during the first 14
   first Policy year/2/          Policy years following an increase
                                 in the Policy's Face Amount

   Minimum Charge-for a 18 year  Upon a full surrender of your       $8 per $1,000 of Face Amount  $0 per $1,000 of Face Amount/2/
   old female, nonsmoker with a  Policy during the first 14 Policy
   Face Amount of  $100,000      years and during the first 14
   for the first Policy year/2/  Policy years following an increase in the Policy's Face Amount

   Example Charge-for a 45 year  Upon a full surrender of your       $24 per $1,000 of Face        $0 per $1,000 of Face Amount/2/
   old male, non-smoker with a   Policy during the first 14 Policy   Amount
   Face Amount of $100,000 for   years and during the first 14
   the first Policy year/2/      Policy years following an increase
                                 in the Policy's Face Amount
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--------------

     /1/ Premium tax rates vary by state and locality. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.75%, is in the state of Wyoming.

     /2/ The Surrender Charge will vary based on the Insured person's sex, age, risk class, Policy year and Face Amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Page 3B of your Policy will indicate the guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown on page 5 of this prospectus.

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                                                          Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------------
Charge                           When Charge is Deducted             Maximum Guaranteed Charge     Current Charge
-----------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Processing     Upon a partial surrender of your    The lesser of $25 or 2% of    $0
Fee                              Policy                              the partial surrender fee
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                     Upon a transfer of Account Value    First twelve transfers in a   First twelve transfers in a
                                                                     Policy year are free, $25     Policy year are free, $25
                                                                     for each subsequent transfer  for each subsequent transfer
-----------------------------------------------------------------------------------------------------------------------------------
Policy Loan Interest Charge      Annually (on your Policy            8.0% of the Outstanding Loan  8.0% of the Outstanding Loan
                                 anniversary)                        balance                       balance
-----------------------------------------------------------------------------------------------------------------------------------
Policy Owner Additional          Upon each request for a Policy      $25                           $0
Illustration Charge              illustration after the first in a
                                 Policy year
-----------------------------------------------------------------------------------------------------------------------------------
Flat Monthly Charge              Monthly, at the beginning of each   $10                           $7
                                 Policy Month
-----------------------------------------------------------------------------------------------------------------------------------
First Year Administrative        Monthly, at the beginning of each   $25                           $0
Charge                           Policy month during the first
                                 Policy year
-----------------------------------------------------------------------------------------------------------------------------------
Face Amount Increase Charge      Monthly, at the beginning of each   $25                           $0
                                 Policy month for the 12 months
                                 immediately following the
                                 effective date of the increase
-----------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Periodic Charges
                                                       (other than Fund fees)
-----------------------------------------------------------------------------------------------------------------------------------
Charge                           When Charge is Deducted             Maximum Guaranteed Charge     Current Charge
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge/1/
   Minimum Charge - for the      Monthly, at the beginning of each   $0.08 per $1,000 of net       $0.0171 per $1,000 of net amount
   first Policy year for a 18    Policy month                        amount at risk/2/             at risk
   year old female, nonsmoker,
   medically underwritten, with
   a Face Amount of $100,000

   Maximum Charge - for the      Monthly, at the beginning of each   $4.74911 per $1,000 of net    $2.3204 per $1,000 of net amount
   first Policy year for a 70    Policy month                        amount at risk                at risk
   year old male, smoker,
   guaranteed issue with a
   Face Amount of $100,000

   Example Charge - for the      Monthly, at the beginning of each   $0.28758 per $1,000 of net    $0.0514 per $1,000 of net amount
   first Policy year for a 45    Policy month                        amount at risk                at risk
   year old male, nonsmoker,
   medically underwritten
   with a Face Amount of
   $100,000
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Mortality and Expense Risk
Charge
   Policy years 1-4/3,4/         Daily                               effective annual rate of      effective annual rate of
                                                                     1.0%/4/                       0.65%/4/
-----------------------------------------------------------------------------------------------------------------------------------

---------------

     /1/ The Cost of Insurance Charge will vary based on the Insured person's sex, age and rate class, Policy year, and Face Amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3C of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy, and more detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the Insured person's age and rate class, the death benefit option, Face Amount and planned periodic premiums. Please consult your insurance representative or contact AI Life for information about your Cost of Insurance Charge.

     /2/ The Net Amount at Risk is the difference between the current death benefit under your Policy divided by 1.0032737 and your Account Value under the Policy.

     /3/ After the 4/th/ Policy year, the Mortality and Expense Charge will be as follows:

     Policy years 5-20   effective annual rate of 1.00%   (guaranteed)   and 0.20%   (current)
     Policy years 21+    effective annual rate of 1.00%   (guaranteed)   and 0.15%   (current)

     /4/ All percentages are calculated as a percent of Account Value invested in the Variable Account options.

     The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2003. Current and future expenses for the Funds may be higher or lower than those shown.

-----------------------------------------------------------
               Annual Fund Fees and Expenses
     (expenses that are deducted from the Fund assets)
-----------------------------------------------------------
Charge                                    Maximum   Minimum
-----------------------------------------------------------
Total Annual Fund Operating Expenses         2.60%     0.20%
for all of the Funds (expenses that are
deducted from portfolio assets include
management fees, distribution (12b-1)
fees, and other expenses)/1/
-----------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Policy prospectus.

----------

     /1/ Currently 15 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2005. The impact of contractual reimbursements or fee waivers is as follows:

-----------------------------------------------------------
Charge                                    Maximum   Minimum
-----------------------------------------------------------
Total Annual Fund Operating Expenses
for all of the Funds After Contractual
Reimbursement or Fee Waiver                  2.32%     0.20%
-----------------------------------------------------------

                               GENERAL INFORMATION

AI Life

     American International Life Assurance Company of New York ("AI Life") is a stock life insurance company initially organized under the laws of New York. AI Life's home office address is 80 Pine Street, New York, New York 10005. AI Life was incorporated in 1962. AI Life is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG is a marketing name of AI Life and its affiliates. The commitments under the Policies are AI Life's, and AIG has no legal obligation to back those commitments.

The Variable Account

     We established the Variable Account as a separate investment account on June 5, 1986. It is used to support the Policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the SEC as a unit investment trust under the federal securities laws and qualifies as a "Variable Account" within the meaning of these laws.

     We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The Variable Account may include other subaccounts which are not available under the Policy.

     The assets in the Variable Account may not be used to pay any liabilities of AI Life other than those arising from the Policies, and AI Life is obligated to pay all amounts due the Policy Owners under the Policies.

Additional Information

     We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page of this prospectus describes how you can obtain a copy of the SAI.

Communication with AI Life

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the Owner named in the Policy. Where a Policy has more than one Owner, each Owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     Administrative Center. The Administrative Center provides service to all Policy Owners. For applicants, your AI Life representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See AI Life's addresses under "Contact Information" on page 5.

Applying for a Policy

     To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount and the death benefit option. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

     Our age requirement for the Insured. You may apply for a Policy to cover a person who is at least 18 but no more than 70 years of age.

     The minimum Face Amount. The Face Amount must be at least $50,000, for each Insured.

     We require a minimum initial premium. We require that you pay a minimum initial premium before we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

     We will not issue a Policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

     When your coverage will be effective. Your Policy will become effective after:

     .  We accept your application;

     .  We receive an initial premium payment in an amount we determine; and

     .  We have completed our review of your application to our satisfaction.

     General. You should mail or express checks for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the Administrative Center.

          You must make the following requests in writing:

               .  transfer of Account Value;

               .  loan;

               .  full surrender;

               .  partial surrender;

               .  change of Beneficiary or contingent Beneficiary;

               .  change of allocation percentages for premium payments;

               .  change of allocation percentages for Policy deductions;

               .  loan repayments or loan interest payments;

               . change of death benefit option or manner of death benefit payment;

               .  change in Face Amount;

               . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and

               .  tax withholding elections.

     You should mail or express these requests to the Administrative Center address shown under "Contact Information" on page 5 of this prospectus. You should also communicate notice of the Insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of Owner or Beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AI Life representative. Each communication must include your name, Policy number and, if you are not the Insured person, that person's name. We cannot process any requested action that does not include all required information.

Variable Investment Options

     We divided the Variable Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund describes its type (for example, money market fund, growth fund, equity fund, etc.) except for the Funds with a footnote 1 next to their names. For these Funds, whose name does not describe its type, we provide the information immediately following the table. Fund sub-advisers are shown in parenthesis.

----------------------------------------------------------------------------------------------------------------------
Variable Investment Options                                 Investment Adviser (Sub-adviser, if applicable)
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio (Class A)                Alliance Capital Management, L.P.
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio (Class A)     Alliance Capital Management, L.P.
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Americas Government Income Portfolio      Alliance Capital Management, L.P.
(Class A)
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio (Class A)        Alliance Capital Management, L.P.
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Growth Portfolio (Class A)/1/   Alliance Capital Management, L.P.
----------------------------------------------------------------------------------------------------------------------
American Century VP Income and Growth Fund                  American Century Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------
American Century VP International Portfolio                 American Century Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Mid-Cap Growth Portfolio                      Credit Suisse Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                    Credit Suisse Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Global Post-Venture Capital Portfolio         Credit Suisse Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------


                                                    (Footnote begins on page 18)
                                       17

----------------------------------------------------------------------------------------------------------------------
Variable Investment Options                                 Investment Adviser (Sub-adviser, if applicable)
----------------------------------------------------------------------------------------------------------------------
Credit Suisse International Focus Portfolio                 Credit Suisse Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Portfolio                    Credit Suisse Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Large Cap Value Portfolio                     Credit Suisse Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio - (Initial Class)           Fidelity Management & Research Company (FMR Co., Inc.,)
                                                            (Fidelity Management & Research (U.K.) Inc.,)
                                                            (Fidelity Management & Research (Far East) Inc.,) and
                                                            (Fidelity Investments Japan Limited)
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - (Initial Class)/1/   Fidelity Management & Research Company (FMR Co., Inc.,)
                                                            (Fidelity Management & Research (U.K.) Inc.,)
                                                            (Fidelity Management & Research (Far East) Inc.,) and
                                                            (Fidelity Investments Japan Limited)
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - (Initial Class)          Fidelity Management & Research Company (Geode Capital
                                                            Management, LLC)
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs CORE/SM/ U.S. Equity Fund                     Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs International Equity Fund                     Goldman Sachs Asset Management International
----------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio                            J.P. Morgan Investment Management Inc.
----------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                            J.P. Morgan Investment Management Inc.
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Basic Value Fund - Class I Shares/1/     Merrill Lynch Investment Managers
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Fundamental Growth Fund - Class I        Merrill Lynch Investment Managers
Shares/1/
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Government Bond Fund - Class I Shares    Merrill Lynch Investment Managers
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.I. Small Cap Value Fund - Class I Shares    Merrill Lynch Investment Managers
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio/1/                  Neuberger Berman Management Inc. (Neuberger Berman, LLC)
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Bond Portfolio -        Pacific Investment Management Company LLC
Administrative Class
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Class     Pacific Investment Management Company LLC
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Class      Pacific Investment Management Company LLC
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Short-Term Portfolio - Administrative Class       Pacific Investment Management Company LLC
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Administrative Class       Pacific Investment Management Company LLC
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-Class 2        Templeton Asset Management Ltd.
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                  Templeton Global Advisors Limited
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                 Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio - Class I             Morgan Stanley Investment Management Inc. d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio - Class I              Morgan Stanley Investment Management Inc. d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I                          Morgan Stanley Investment Management Inc. d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio - Class I                      Morgan Stanley Investment Management Inc. d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio - Class I                  Morgan Stanley Investment Management Inc. d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------------
UIF Money Market Portfolio - Class I                        Morgan Stanley Investment Management Inc. d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------------
UIF Technology Portfolio - Class I                          Morgan Stanley Investment Management Inc. d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------------------
VALIC Co. I International Equities Fund                     VALIC (AIG Global Investment Corp.)
----------------------------------------------------------------------------------------------------------------------
VALIC Co. I Mid Cap Index Fund                              VALIC (AIG Global Investment Corp.)
----------------------------------------------------------------------------------------------------------------------
VALIC Co. I Small Cap Index Fund                            VALIC (AIG Global Investment Corp.)
----------------------------------------------------------------------------------------------------------------------
Vanguard Total Stock Market Index Portfolio                 The Vanguard Group
----------------------------------------------------------------------------------------------------------------------
Vanguard Total Bond Market Index Portfolio                  The Vanguard Group
----------------------------------------------------------------------------------------------------------------------

     /1/  The Fund type for AllianceBernstein Small Cap Growth Portfolio (Class
          A) is growth equity.
          The Fund type for Fidelity VIP Contrafund Portfolio (Initial Class) is capital appreciation.
          The Fund type for Merrill Lynch V.I. Basic Value Fund is large cap value.
          The Fund type for Merrill Lynch V.I. Fundamental Growth Fund is large cap growth.
          The Fund type for Neuberger Berman AMT Partners Portfolio is mid to large cap value.

     From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

     You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses, which accompany this prospectus. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

     We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 39.

     We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

Guaranteed Investment Option

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any Policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Guaranteed Account Value

     On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     .  the total of all Net Premium, allocated to the Guaranteed Account, plus

     .  any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .  the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .  the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Voting Privileges

     We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Owners participating in that Fund through the Variable Account.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy Owners. AI Life reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Illustrations

     We may provide illustrations for death benefit, Account Value, and Net Cash Surrender Value based on hypothetical rates of return that are not guaranteed. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your Account Value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

     Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed Insured person's age and rate class and (2) your selections of death benefit option, Face Amount, planned periodic premiums and proposed investment options.

     After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a $25 fee for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year.

                                 POLICY FEATURES

Death Benefits

     Your Face Amount of insurance. In your application to buy a Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

     Investment performance affects the amount of your Policy's Account Value. We deduct all charges from your Account Value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid timely each month, the Face Amount of insurance payable under your Policy is unaffected by investment performance. See "Monthly Deduction From Account Value" on page 40.

     Your death benefit. You must choose one of the two options at the time we issue your Policy.

          .    Level Death Benefit Option or

          .    Increasing Death Benefit option

          For the Level Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want to minimize your cost of insurance.

          For the Increasing Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount plus the Account Value; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want your Death Benefit to increase with your Account Value.

     Life Insurance Proceeds. During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Center:

          .    satisfactory proof of the Insured's death; and

          .    the Policy.

     Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

     We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

     Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

     . the amount of the Death Benefit determined according to the death benefit option selected; minus

     .    the Outstanding Loan, if any, and accrued loan interest; minus

     .    any overdue monthly deductions if the Insured dies during a Grace
          Period.

Tax Qualification Options

     Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

     Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the Attained Age, sex and rate class of the Insured. A table of the applicable factors is located in the Policy.

     The two tax qualification options are:

     .    Guideline Premium/Cash Value Corridor Test.

     .    Cash Value Accumulation Test.

     You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

Changes in Death Benefit Options

     If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

     How to request a change. You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Center. We may require that you submit satisfactory evidence of insurability to us.

     If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

     If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

     Once approved, we will issue new Policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

     The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

     Tax consequences of changes in insurance coverage. Please read "Federal Income Tax Considerations" starting on page 47 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Premium Payments

     The Policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Center.

     Restrictions on Premium. We may not accept any premium payment:

     .    If it is less than $50.

     . If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code.

     . If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

     Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex, and underwriting class of the proposed Insured and the desired Face Amount.

     Planned Periodic Premium. When you apply for a Policy, you select a plan for paying annual level premiums. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the Policy is increased or decreased.

     You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

     At any time you can change the amount and frequency of the planned periodic premium by sending a written notice to our Administrative Center.

     Additional Premium. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

     Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

     Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premium, your Policy will not necessarily lapse.

     Your Policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

     . of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

     . of any combination of the following -- you have Outstanding Loans, you have taken partial surrenders, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

     Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

     We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun.

     The amount of premium required to prevent your Policy from terminating is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

     If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

     If your Policy lapses with an Outstanding Loan you may have taxable income.

     Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

     For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Center. The change will apply to all premium received with or after your notice.

     Allocation Rules. Your allocation instructions must meet the following requirements:

          .    Each allocation percentage must be a whole number;

          .    Any allocation to a subaccount must be at least 5%; and

          .    the sum of your allocations must equal 100%.

     Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Center. We will process premiums at the price next computed after receipt of premium. Premiums received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Premiums received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     If any premium requires us to accept additional risk, we will allocate this amount to the Money Market subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the Policy, we will allocate it in accordance with your allocation percentages.

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

     .    The returns earned by the subaccounts you select.

     .    Interest credited on amounts allocated to the Guaranteed Account.

     We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the Policy will be in default and a Grace Period will begin.

Determining the Account Value

     On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

     On each Valuation Date thereafter, your Account Value is equal to:

     .    Your Account Value held in the subaccounts; and

     .    Your Account Value held in the Guaranteed Account.

     Your Account Value will reflect:

     .    the premiums you pay; and,

     .    the returns earned by the subaccounts you select; and,

     .    the interest credited on amounts allocated to the Guaranteed Account;
          and,

     .    any loans or partial surrender; and,

     .    the Policy expenses we deduct.

Account Value in the Subaccounts

     We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your Account Value to a subaccount, we credit your Policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

     The number of subaccount accumulation units we credit to your Policy will:

     . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

     . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

     Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the Net Investment Factor for the current Valuation Period.

     Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

     Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

     Net Account Value. The net Account Value on a Valuation Date is the Account Value less Outstanding Loans on that date.

     Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the Policy on that date.

     Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your Policy and is equal to:

     .    the Cash Surrender Value, less

     .    the Outstanding Loan on that date.

Transfers

     You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging program, must satisfy the following requirements:

     . Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

     . Form of transfer request -- You must make a written request unless you have established prior authorization to make transfers by other means we make available;

     . Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) as of the date the transfer takes effect.

     Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Center. We process transfers at the price next computed after we receive your transfer request. Transfer requests received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Transfer requests received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a Policy year, we will charge you $25 for each additional transfer. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in any Policy year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy year.

Dollar Cost Averaging

     Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

     If you choose this program, we will make automatic monthly transfers of your Account Value from the Money Market subaccount into other subaccounts for a specified dollar amount or a specified number of months (not exceeding twenty-four months). Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount. You must have $2,000 in the Money Market subaccount to elect dollar cost averaging. We will apply any additional premium payments you make after electing this program to the Money Market subaccount for purposes of dollar cost averaging your investment.

     There is currently no charge for this program. Transfers in connection with dollar cost averaging will not count against your free transfers in a Policy year. We reserve the right to suspend or modify this program at any time.

     Processing your automatic dollar cost averaging transfers. We will begin to process your automatic transfers:

     . On the first Monthly Anniversary following the end of the period to examine and cancel if you request dollar cost averaging when you apply for your Policy.

     . On the second Monthly Anniversary following receipt of your request at our Administrative Center if you elect the program after you apply for the Policy.

     We will stop processing automatic transfers if:

     .    The funds in the Money Market subaccount have been depleted;

     . We receive your written request at our Administrative Center to cancel future transfers;

     .    We receive notification of death of the Insured; or

     .    Your Policy goes into the Grace Period.

     Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

Market Timing

     The Policies are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Policies to determine if

     . An exchange out of an investment option occurs within two calendar weeks of an earlier exchange into that same investment option; or

     . Exchanges into or out of the same investment option occur more than twice in any one calendar quarter.

     If either of the above transactions occurs, we will suspend such Policy Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Policy Owners or Beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a phone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The Policy suspension will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

     The procedures above will be followed in all circumstances and we will treat all Policy Owners the same.

Changing the Face Amount of Insurance

     Changes in Face Amount. At any time after the first Policy anniversary while the Policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

     Increases in Face Amount. Any request for an increase:

     .    Must be for at least $10,000;

     . May not be requested in the same Policy year as another request for an increase; and

     .    May not be requested after the Insured is Attained Age 65.

     A written application must be submitted to our Administrative Center along with satisfactory evidence of insurability. You must return the Policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

     Decreases in Face Amount. Any request for a decrease:

     .    Must be at least $5,000;

     . Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy; and

     . During the first five Policy years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy years or within 14 Policy years of an increase in Face Amount, a surrender charge may be applicable.

     Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract.

Effective Date of Policy and Related Transactions

     Valuation dates, times, and periods. We compute values under a Policy on each Valuation Date.

     We compute Policy values as of the time the New York Stock Exchange ("NYSE") closes on each Valuation Date, which usually is 4:00 p.m. Eastern time. We call this our "close of business." We call the time from the close of business on one Valuation Date to the close of business of the next Valuation Date a "Valuation Period." We are closed only on those holidays the NYSE is closed.

     Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any Valuation Date, however, we consider that we have received it on the day following that Valuation Date. Any premium payments we receive after our close of business are held in our general account until the next business day.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the Insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the Owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the Insured person's health or risk of death.

     Issue Date; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Issue Date." Policy months and years are measured from the Issue Date. To preserve a younger age at issue for the Insured person, we may assign a Issue Date to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your Account Value at the close of business on the Issue Date and at the end of each subsequent Valuation Period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the Account Value resulting from your initial premium payment on the later of (a) the Issue Date, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the Account Value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the Valuation Period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the Face Amount of insurance, reinstatements of a Policy that has lapsed, and changes in death benefit option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

     . If you exercise the right to return your Policy described on page 7 of this prospectus, your coverage will end when you deliver it to your AI Life representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Reports to Policy Owners

     You will receive a confirmation within seven days of the transaction of:

     .    the receipt of any premium;

     .    any change of allocation of premiums;

     .    any transfer between subaccounts;

     .    any loan, interest repayment, or loan repayment;

     .    any partial surrender;

     . any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     .    any exercise of your right to cancel;

     .    an exchange of the Policy;

     .    full surrender of the Policy.

     Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Variable Account.

                              POLICY TRANSACTIONS

     The transactions we describe below may have different effects on the Account Value, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting a Policy transactions. See "Policy Features," on page 21. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 39.

Withdrawing Policy Investments

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "Net Cash Surrender Value." Because of the surrender charge, it is unlikely that a Executive Advantage Policy will have any Net Cash Surrender Value during at least the first year unless you pay significantly more than the minimum initial premium.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's Net Cash Surrender Value. A partial surrender must be at least $500. We will automatically reduce your Policy's Account Value by the amount of your withdrawal and any related charge. A partial surrender may have adverse tax consequences.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of Account Value you then have in each investment option.

     There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $0.

     Loans. You may request a loan against your Policy at any time after the first Policy year while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take. If we issued the Policy under a corporate owned arrangement, unless we agree otherwise, a loan will be applied pro rata over all Insureds under the Policy.

     You must submit a written request for a loan to the Administrative Center. Loans will be processed as of the date we receive the request at our Administrative Center. Loan proceeds generally will be sent to you within seven days.

     Maximum Loan Amount. After the first Policy year the maximum loan amount is 90% of your Net Cash Surrender Value.

     Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

     Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

     When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

     Effect of a Loan. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

     In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

     If the Life Insurance Proceeds become payable while a loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

     If the Outstanding Loan exceeds the Cash Surrender Value on any Monthly Anniversary, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

     Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

     . All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     .    accrued interest not yet due.

     Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Center and will be credited as of the date received.

Maturity of your Policy

     If the Insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the Net Cash Surrender Value of the Policy, and the Policy will end.

Tax considerations

     Please refer to "Federal Income Tax Considerations" on page 47 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

                                 POLICY PAYMENTS

Payment Options

     The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, the Policy Owner or the Beneficiary may have tax consequences. The Policy Owner or the Beneficiary should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

The Beneficiary

     You name your Beneficiary when you apply for a Policy. The Beneficiary is entitled to the insurance benefits of the Policy. You may change the Beneficiary during the lifetime of the Insured person unless your previous designation of Beneficiary provides otherwise. In this case the previous Beneficiary must give us permission to change the Beneficiary and then we will accept your instructions. A new Beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no Beneficiary is living when the Insured person dies, we will pay the insurance proceeds to the Owner or the Owner's estate.

Assignment of a Policy

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary, you should consult a qualified tax adviser before making an assignment.

Payment of Proceeds

     General. We will pay any death benefit, maturity benefit, Net Cash Surrender Value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the Insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of Guaranteed Account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our Guaranteed Account option for up to six months. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

     Delay for check clearance. We reserve the right to defer payment of that portion of your Account Value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Variable Account proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your Account Value that is allocated to the Variable Account, if:

     .    the NYSE is closed (other than weekend and holiday closings);

     .    trading on the NYSE is restricted;

     . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of securities or determination of the Account Value is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

     Transfers and allocations of Account Value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Variable Account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the Insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured person's lifetime.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                         ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Account Value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the Account Value in an investment option is below $500 for any other reason;

     . replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

     . operate Variable Account under the direction of a committee or discharge such a committee at any time;

     . operate Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any Net Cash Surrender Value, death benefit, Account Value, or other accrued rights or benefits.

     We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy Owner approval, SEC and regulatory approvals.

                            CHARGES UNDER THE POLICY

     Periodically, we will deduct expenses related to your Policy. We will deduct these:

     .    from premium, Account Value and from subaccount assets; and

     .    upon certain transactions.

     The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deductions From Premium

     We may deduct a sales charge from each premium to cover costs associated with the issuance of the Policy as well as administrative services we perform. This charge will never exceed 9% of the premium.

     The sales charge partially compensates us for the expense of selling and distributing the Policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the Policy with no sales charge or a reduced sales charge.

     We may deduct a charge for taxes as an explicit percentage of premium based upon state and local tax rates within the Insured's state of residence. We may also deduct a charge for federal deferred acquisition cost ("DAC") taxes as an explicit percentage of premium at a rate not to exceed 1% of premium.

     In place of the lump sum deductions described above for sales charges and taxes, we may offer optional methods of payment at the time you apply for a Policy.

     Monthly Deduction From Account Value. On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

     We will deduct charges on each Monthly Anniversary for:

     .    The administration of your Policy.

     .    The cost of insurance for your Policy.

     .    The cost associated with mortality and expense risks.

     Administrative Charge. This charge compensates us for administrative expenses associated with the Policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, Policy changes, reporting and overhead costs, processing applications and establishing Policy records. This charge will be no more than $10 per month for all Policy years. We may reduce this charge. The current charge is $7.00 per month. There may be an additional monthly administrative charge during the first Policy year and the 12 months after an increase in Face Amount per Insured. This additional charge will not exceed $25 a month per Insured.

     Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that Monthly Anniversary.

Net Amount at Risk

     The Net Amount at Risk is calculated as (a) minus (b) where:

          a. is the current Death Benefit at the beginning of the Policy month divided by 1.0032737; and

          b.   is the current total Account Value.

     However, if the Death Benefit is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the Death Benefit minus the amount in the Account Value of the Policy at that time.

     Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

     .    nonsmoker;

     .    smoker;

     .    substandard for those involving a higher mortality risk

     .    Unismoke/Unisex

     At our discretion we may offer this Policy on a guaranteed issue basis.

     We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

     If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

     In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

     The guaranteed cost of insurance charges at any given time for a substandard Policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the Policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

     Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

     Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

     We do, however, also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

Deduction From Variable Account Assets

     Mortality and Expense Risk Charge. We deduct a mortality and expense risk fee from your Account Value in the subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an effective annual rate of 0.65% of net assets for Policy years one through four, 0.20% for years five through twenty, and 0.15% thereafter. The guaranteed charge is at an effective annual rate of 1.00% of Variable Account assets. Although, we may increase or decrease the charge at our sole discretion, it is guaranteed not to exceed an effective annual rate of 1.00% of your Account Value in the subaccounts for the duration of your Policy.

     The mortality risk we assume is that the Insured under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies. AI Life receives this charge to pay for these mortality and expense risks.

Deductions Upon Policy Transactions

     Transfer Charge. We will charge a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction. AI Life receives this charge to help pay for the expense of making the requested transfer.

     Surrender Charge. If the Policy is surrendered or there is a decrease in Face Amount during the first 14 Policy years, we may deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid. AI Life receives this charge to help recover sales expenses.

     Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

     1.   is equal to the Face Amount divided by $1,000;

     2. is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and underwriting class; and

     3. is a factor based on the Policy year when the surrender occurs as described in the following table:

Policy Year   Factor
-----------   ------
    1            100%
    2            100%
    3            100%
    4            100%
    5            100%
    6             90%
    7             80%
    8             70%
    9             60%
   10             50%
   11             40%
   12             30%
   13             20%
   14             10%
   15+             0%

     A table of the maximum initial surrender charge factors per $1,000 of Face Amount is shown in Appendix A. We reserve the right to charge less than the maximum amount, no amount at all, or even a negative amount which would have the effect of increasing the Policy's Cash Surrender Value.

     Surrender Charge Based On An Increase Or Decrease In Face Amount. An increase in Face Amount of the Policy may result in an additional surrender charge during the 14 Policy years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the Policy is reduced before the end of the 14th Policy year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the Policy. They will then be applied to prior increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

     Partial Surrender Charge. We may deduct a partial surrender charge:

     .    upon a partial surrender; and

     .    if you decrease your Policy's Face Amount.

     We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

     Partial Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

     Partial Surrender Administrative Charge. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less in order to help pay for the expense of making a partial surrender. The current charge is $0.

     Discount Purchase Programs. The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                             OTHER POLICY PROVISIONS

Right to Exchange

     You may exchange this Policy to a flexible premium fixed benefit life insurance Policy on the life of the Insured without evidence of insurability. This exchange may be made:

     .    within 24 months after the Issue Date while the Policy is in force; or

     .    within 24 months of any increase in Face Amount of the Policy; or

     . within 60 days of the effective date of a material change in the investment Policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

     When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

More About Policy Charges

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that Insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the Insured person dies.

     General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of each Policy we issue; we reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

Account Value

     Your Account Value. From each premium payment you make, we deduct the charges that we describe on page 39 under "Deductions from Premium." We invest the rest in one or more of the available investment options listed on page 17 of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "Account Value."

     Your investment options. We invest the Account Value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your Account Value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your Account Value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 39 under "Charges Under the Policy."

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AI Life representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown under "Contact Information" on page 5 of this prospectus).

     The Guaranteed Account. The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by Variable Accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

     We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or as an investment company under the Investment Company Act of 1940.

     The staff of the SEC has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                         POLICY LAPSE AND REINSTATEMENT

Reinstatement

     If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

     . Request reinstatement of Policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     .    Provide evidence of insurability satisfactory to us;

     . Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

     . Repay or reinstate any loan which existed on the date the Policy ended.

     The effective date of the reinstatement of Policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed.

     We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Policy based on your individual factual situation.

Tax Status of the Policy

     A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code at issue. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

AI Life

     We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

     The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

     To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the Policy will also meet the diversification requirements if, as of the close of each quarter:

     . the regulated investment companies (i.e., funds or portfolios) in which the segregated asset account invests satisfy the diversification requirements of Code Section 851(b)(4)(B) relating to regulated investment companies; and

     . not more than 55 percent of the value of the assets of the portfolio are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

The diversification requirements may also be met for the segregated asset account if:

     . no more than 55% of the value of the total assets of the portfolio is represented by any one investment; and,

     . no more than 70% of the value of the total assets of the portfolio is represented by any two investments; and,

     . no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and,

     . no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

     All securities of the same issuer are generally treated as a single investment.

     We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

     A variable life insurance Policy could fail to be treated as a life insurance contract for tax purposes if the Owner of the Policy has such control over the investments underlying the Policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the Owner of the underlying investments. There is some uncertainty on this point because only limited guidance has been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

Tax Treatment of the Policy

     Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how
Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

     With respect to a Policy issued on the basis of a standard rate class, we believe that such a Policy should meet the Section 7702 definition of a life insurance contract.

     With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the Policy.

     If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contract under Section 7702.

Tax Treatment of Policy Benefits In General

     This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should generally be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

     The tax treatment of any distribution you receive before the Insured's death depends on whether the Policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

     . If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Net Cash Surrender Value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     . Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     . Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

     . The rules change if the Policy is classified as a modified endowment contract ("MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made. An increase in the Face Amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your

          Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.

     . If the Policy is classified as a MEC, then amounts you receive under the Policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

     . Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

     . All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

Interest on Loans

     Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications

     Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have adverse federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding

     We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

     You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Contracts Issued in Connection With Tax Qualified Pension Plans

     Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for AI Life's Taxes

     At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policy.

                               LEGAL PROCEEDINGS

     AI Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AI Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AI Life's results of operations and financial position.

     The principal underwriter and distributor of the Policies, American General Equity Services Corporation ("AGESC"), offers general securities. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

                              FINANCIAL STATEMENTS

     The Financial Statements of AI Life and the Variable Account can be found in the SAI. Please see the back cover of this prospectus for information on how to obtain a copy of the SAI.

                       INDEX OF SPECIAL WORDS AND PHRASES

We have capitalized some special terms we use in this document. We have defined these terms here.

Account Value. The total amount in the Variable Account and Guaranteed Account attributable to your Policy.

Administrative Center. One ALICO Plaza, 600 King Street, CLMK, Wilmington, Delaware 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of completed Policy years since the Policy Date.

Beneficiary. The person(s) who is entitled to the Life Insurance Proceeds under the Policy.

Cash Surrender Value. Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and the base for calculating the Death Benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the Policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the Policy. At the time of application, the Insured must be 70 years of age or younger, unless we agree otherwise.

Issue Date. The date the Policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while coverage under the Policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th, or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value. The Net Cash Surrender Value less any Outstanding
Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of Policy loans, including both principal and accrued interest.

Owner. The person who purchased the Policy as shown in the application, unless later changed.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a Policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account B, a separate investment account of ours.

                                   APPENDIX A

                        Maximum Initial Surrender Charge
                   Per $1,000 of Initial Specified Face Amount

                                        Surrender
Issue Age      Sex     Smoker Status     Charge
---------    ------    -------------    ---------
   25         Male       Nonsmoker      $   14.00
   35         Male       Nonsmoker          17.00
   45         Male       Nonsmoker          24.00
   55         Male       Nonsmoker          35.00
   65         Male       Nonsmoker          36.00
   75         Male       Nonsmoker          37.00
   25         Male        Smoker            16.00
   35         Male        Smoker            21.00
   45         Male        Smoker            29.00
   55         Male        Smoker            37.00
   65         Male        Smoker            37.00
   75         Male        Smoker            38.00
   25        Female      Nonsmoker          13.00
   35        Female      Nonsmoker          16.00
   45        Female      Nonsmoker          21.00
   55        Female      Nonsmoker          30.00
   65        Female      Nonsmoker          36.00
   75        Female      Nonsmoker          36.00
   25        Female       Smoker            14.00
   35        Female       Smoker            18.00
   45        Female       Smoker            24.00
   55        Female       Smoker            33.00
   65        Female       Smoker            36.00
   75        Female       Smoker            37.00
   25        Unisex      Unismoke           14.00
   35        Unisex      Unismoke           18.00
   45        Unisex      Unismoke           25.00
   55        Unisex      Unismoke           36.00
   65        Unisex      Unismoke           37.00
   75        Unisex      Unismoke           37.00

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG American General                                       Privacy Notice

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

  . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

     -    Given to us on applications or other forms;

     -    About transactions with us, our affiliates, or third parties;

     - From others, such as credit reporting agencies, employers, and federal and state agencies.

  . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

  . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

  . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

  . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

  . We do not share Nonpublic Personal Information about you except as allowed by law.

  . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

     (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

     (ii) other organizations with which we have joint marketing agreements as permitted by law.

  . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

  . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

  . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

  .  You will be notified if our privacy policy changes.

  .  Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY: Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York, USLIFE Credit Life Insurance Company of Arizona

AGLC0375-MLR REV0304                 (C) 2004 American International Group, Inc.
                                                            All rights reserved.

[LOGO OF AIG AMERICAN GENERAL]             American International Life Assurance
                                                             Company of New York

For additional information about the Executive Advantage Policies and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 3, 2004. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Administrative Center, which is located at 600 King Street, CLMK, Wilmington, Delaware 19801 or call us at 1-212-770-2656. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Executive Advantage Policies, including, personalized illustrations of death benefits, net cash surrender values, and cash values is available, without charge, upon request to the same address or phone number printed above.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Policies issued by:
American International Life Assurance Company of New York
A member company of American International Group, Inc.
80 Pine Street, New York, New York 10005

Executive Advantage Group Flexible Premium Variable Life Insurance
Policy Form Number   21GVULU997NY (unisex)
                     21GVULD997NY (sex distinct)

Available only in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are solely its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.

(C) 2004 American International Group, Inc.             ICA File No. 811-4865-01
All rights reserved.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT B

                              EXECUTIVE ADVANTAGE(SM)

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                      AFFLUENT AND CORPORATE MARKETS GROUP

                    P.O. BOX 667, WILMINGTON, DELAWARE 19899

                            TELEPHONE: 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 3, 2004

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account B (the "Separate Account" or "Variable Account B") dated May 3, 2004, describing the Executive Advantage group flexible premium variable life insurance policies (the "Policy" or "Policies"). The Policy prospectus sets forth information that a prospective investor should know before investing. For a copy of the Policy prospectus, and any prospectus supplements, contact American International Life Assurance Company of New York ("AI Life") at the address or telephone number given above. Terms used in this SAI have the same meanings as are defined in the Policy prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION .........................................................  3

  AI Life ...................................................................  3
  Variable Account B ........................................................  3

SERVICES ....................................................................  3

DISTRIBUTION OF THE POLICIES ................................................  4

PERFORMANCE INFORMATION .....................................................  5

ADDITIONAL INFORMATION ABOUT THE POLICIES ...................................  5

    Gender neutral policies .................................................  5
    Cost of insurance rates .................................................  6
    Certain arrangements ....................................................  6
  Guaranteed Investment Option ..............................................  6
  Adjustments to Death Benefit ..............................................  6
    Suicide .................................................................  6
    Wrong age or gender .....................................................  7
    Death during grace period ...............................................  7

ACTUARIAL EXPERT ............................................................  7

MATERIAL CONFLICTS ..........................................................  7

FINANCIAL STATEMENTS ........................................................  8
  Separate Account Financial Statements .....................................  8
  AI Life Financial Statements ..............................................  8
  Index to Financial Statements .............................................  8

                               GENERAL INFORMATION

AI Life

     We are American International Life Assurance Company of New York ("AI Life"). AI Life is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. AI Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AI Life and its affiliates. The commitments under the Policies are AI Life's, and AIG has no legal obligation to back those commitments.

Variable Account B

     We hold the Mutual Fund shares in which any of your accumulation value is invested in Variable Account B. Variable Account B is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account B is divided into 107 separate "divisions," 45 of which are available under the Policies offered by the Policy prospectus as variable "investment options." Eight of these 45 divisions and the remaining 62 divisions are offered under other AI Life policies. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Variable Account B are our property. The assets in the Separate Account may not be used to pay any liabilities of AI Life other than those arising from the Policies. AI Life is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     AI Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, 2002 and 2001, AI Life paid AIG for these services $2,715,940, $3,557,044 and $4,704,442, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AI Life's expenses and allocating these charges back to AI Life. Previously, most of these expenses, such as payroll expenses, were paid by AI Life directly. AI Life, AGLC and AIG are parties to a services agreement. AI Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, AI Life paid AGLC $8,300,434 for these services.

                          DISTRIBUTION OF THE POLICIES

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AI Life, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AI Life. AGESC also acts as principal underwriter for AI Life's other separate accounts and for the separate accounts of certain AI Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

     The Policies are offered on a continuous basis.

     We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     Commissions may be paid based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

     . 24% of premiums paid in the first Policy year up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 11% of premiums paid in Policy years 2 through 4 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 4% of premiums paid in Policy years 5 through 7 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 3% of premiums paid in Policy years 8 through 15 up to the Target Premium and 2% of premiums in excess of the Target Premium;

     . 2% of premiums paid beginning in the 16th Policy year up to the Target Premium and 2% of premiums paid beginning in the 16th Policy year in excess of the Target Premium;

     . Trail commission of 0.20% annual in Policy years 8 through 15, of each Policy's accumulation value (reduced by any outstanding loans); and

     . Trail commission of 0.10% annual beginning in the 16th Policy year, of each Policy's accumulation value (reduced by any outstanding loans).

     Target Premium is the maximum amount of premium to which the first year commission rate applies.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of the Separate Account in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AI Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the options or Policy owners.

Guaranteed Investment Option

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Adjustments to Death Benefit

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

     Actuarial matters have been examined by A. Hasan Qureshi who is an actuary of AI Life. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AI Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an investment portfolio changes; or

     . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

     Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Policies in the same proportion as votes cast by owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent auditor for AI Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2003 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2003 of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AI Life Financial Statements

     The balance sheets of AI Life at December 31, 2003 and 2002 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2003, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

I.   Variable Account B 2003 Financial Statements                                          Page
     --------------------------------------------                                          ----
Report of PricewaterhouseCoopers LLP, Independent Auditors .............................. VA B  1
Statement of Net Assets as of December 31, 2003 and Statement of Operations for
     the year ended December 31, 2003 ................................................... VA B  2
Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 ....... VA B  14
Notes to Financial Statements ........................................................... VA B  26

II.  AI Life 2003 Financial Statements                                     Page
     ---------------------------------                                     -----

Report of PricewaterhouseCoopers LLP, Independent Auditors..............   F - 2
Balance Sheets as of December 31, 2003 and 2002.........................   F - 3
Statements of Income for the years ended December 31, 2003, 2002
 and 2001...............................................................   F - 5
Statements of Shareholder's Equity for the years ended December 31,
 2003, 2002 and 2001....................................................   F - 6
Statements of Cash Flows for the years ended December 31, 2003, 2002
 and 2001...............................................................   F - 7
Statements of Comprehensive Income for the years ended December 31,
 2003, 2002 and 2001....................................................   F - 8
Notes to Financial Statements...........................................   F - 9

[LOGO OF AIG American General]

                                                              Variable Account B
                                               Variable Universal Life Insurance

                                                                            2003
                                                                   Annual Report

                                                               December 31, 2003


                       American International Life Assurance Company of New York
                          A member company of American International Group, Inc.

[Letterhead of PricewaterhouseCoopers]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

                       Report of the Independent Auditors

To the Board of Directors of American International Life Assurance Company of New York and Policy Owners of American Life Assurance Company of New York Variable Account B

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account B (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------

April 6, 2004

                                      VA B
                                        1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                 AIM V.I.            AIM V.I.        AllianceBernstein   AllianceBernstein
                                                 Capital           International        Global Bond         Growth and
                                             Appreciation Fund      Growth Fund          Portfolio       Income Portfolio
                                             - Series I shares   - Series I shares       - Class A           - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $          89,267   $          99,254   $          13,984   $         808,646
   Due from (to) American International
    Life Assurance Company of New York                       0                   4                 (14)                (13)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          89,267   $          99,258   $          13,970   $         808,633
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $             475   $             100   $           7,110
   Mortality and expense risk and
    administrative charges                                (672)               (741)                 (3)             (6,035)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (672)               (266)                 97               1,075
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              (5,976)             (6,042)                 12              (7,180)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       27,743              28,885                 698             193,876
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                            21,767              22,843                 710             186,696
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $          21,095   $          22,577   $             807   $         187,771
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                         AllianceBernstein
                                                                 AllianceBernstein                          Real Estate
                                             AllianceBernstein    Premier Growth     AllianceBernstein      Investment
                                             Growth Portfolio       Portfolio         Quasar Portfolio      Portfolio
                                                - Class A           - Class A           - Class A          - Class A
                                                Sub-account        Sub-account          Sub-account        Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $         738,804   $         247,845   $         140,364   $           2,278
   Due from (to) American International
    Life Assurance Company of New York                       0                   0                   0                  (6)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         738,804   $         247,845   $         140,364   $           2,272
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $               0   $               0   $              52
   Mortality and expense risk and
    administrative charges                              (5,418)             (1,907)               (930)                (60)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (5,418)             (1,907)               (930)                 (8)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments            (143,889)            (35,151)             (1,103)                 47
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      333,595              85,601              47,578                 546
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           189,706              50,450              46,475                 593
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         184,288   $          48,543   $          45,545   $             585
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                             AllianceBernstein   AllianceBernstein   AllianceBernstein   American Century
                                                Technology          Total Return      Utility Income        VP Capital
                                                Portfolio            Portfolio          Portfolio        Appreciation Fund
                                                - Class A           - Class A           - Class A           - Class I
                                               Sub-account          Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $         264,282   $          65,372   $              32   $           2,157
   Due from (to) American International
    Life Assurance Company of New York                       0                   1                  (2)                  0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         264,282   $          65,373   $              30   $           2,157
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $           1,519   $               1   $               0
   Mortality and expense risk and
    administrative charges                              (1,769)               (461)                 (2)                 44
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (1,769)              1,058                  (1)                 44
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             (41,188)                (14)                 (4)                  0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      120,320               8,741                  10                 300
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                            79,132               8,727                   6                 300
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $          77,363   $           9,785   $               5   $             344
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                             American Century      Anchor Series                           Anchor Series
                                                VP Income &        Trust Capital       Anchor Series       Trust Natural
                                             Growth Portfolio      Appreciation         Trust Growth         Resources
                                                - Class I            Portfolio           Portfolio           Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $          18,719   $           6,440   $           4,753   $           2,589
   Due from (to) American International
    Life Assurance Company of New York                      (8)                 (1)                 (1)                 (4)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $          18,711   $           6,439   $           4,752   $           2,585
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $             219   $               0   $              23   $              22
   Mortality and expense risk and
    administrative charges                                (243)                (39)                (13)                 (2)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               (24)                (39)                 10                  20
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                 (22)             (1,465)             (1,261)               (228)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   8
   Net unrealized appreciation
    (depreciation) of investments                        4,220               3,077               2,368                 983
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             4,198               1,612               1,107                 763
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $           4,174   $           1,573   $           1,117   $             783
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                    Dreyfus VIF         Fidelity VIP       Fidelity VIP
                                                                   Small Company       Asset Manager         Balanced
                                                 Dreyfus          Stock Portfolio        Portfolio          Portfolio
                                             Stock Index Fund    - Initial Shares     - Initial Class     - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $       1,116,760   $          87,538   $         466,553   $               0
   Due from (to) American International
    Life Assurance Company of New York                      92                   2                   9                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       1,116,852   $          87,540   $         466,562   $               0
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $          14,115   $              86   $          13,909   $         142,419
   Mortality and expense risk and
    administrative charges                              (8,189)               (782)             (3,738)            (28,195)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                             5,926                (696)             10,171             114,224
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments             (28,635)                745              (4,127)            116,793
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
   (depreciation) of investments                       257,571              27,025              59,872             361,583
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           228,936              27,770              55,745             478,376
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         234,862   $          27,074   $          65,916   $         592,600
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                Fidelity VIP                            Fidelity VIP       Fidelity VIP
                                                 Contrafund        Fidelity VIP         High Income      Investment Grade
                                                 Portfolio       Growth Portfolio        Portfolio        Bond Portfolio
                                              - Initial Class     - Initial Class     - Initial Class     - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $       2,075,468   $       1,356,666   $         195,255   $         103,333
   Due from (to) American International
    Life Assurance Company of New York                       4                   0                  40                  (7)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $       2,075,472   $       1,356,666   $         195,295   $         103,326
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $           1,280   $           2,841   $          11,488   $           4,404
   Mortality and expense risk and
    administrative charges                              (5,632)             (9,955)             (1,396)               (879)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                            (4,352)             (7,114)             10,092               3,525
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments              (3,738)            (48,210)             (2,960)                629
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                 394
   Net unrealized appreciation
   (depreciation) of investments                       206,565             368,070              31,052                (611)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                                        202,827             319,860              28,092                 412
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $         198,475   $         312,746   $          38,184   $           3,937
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                         Franklin            Franklin
                                               Fidelity VIP        Fidelity VIP          Templeton          Templeton
                                               Money Market          Overseas             Foreign           Global Asset
                                                 Portfolio           Portfolio        Securities Fund     Allocation Fund
                                              - Initial Class     - Initial Class       - Class 2            - Class 1
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $         265,810   $         120,602   $       1,131,003   $           3,063
   Due from (to) American International
    Life Assurance Company of New York                      (1)                  7                   0                   1
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         265,809   $         120,609   $       1,131,003   $           3,064
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $           2,577   $             714   $               0   $              56
   Mortality and expense risk and
    administrative charges                              (2,320)               (885)             (2,004)                 54
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               257                (171)             (2,004)                110
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   0              (3,290)              1,077                  33
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0              38,950              96,098                 559
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                                 0              35,660              97,175                 592
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             257   $          35,489   $          95,171   $             702
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                          JPMorgan
                                                                     JPMorgan          U.S. Large Cap      Merrill Lynch
                                                 JPMorgan         Mid Cap Value          Core Equity      Small Cap Value
                                              Bond Portfolio        Portfolio            Portfolio        Fund - Class I
                                                Sub-account        Sub-account          Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $             635   $         889,291   $             688   $         457,190
   Due from (to) American International
    Life Assurance Company of New York                       5                   0                   3                   0
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $             640   $         889,291   $             691   $         457,190
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               5   $               0   $               2   $             287
   Mortality and expense risk and
    administrative charges                                   0              (1,595)                 31                (814)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                 5              (1,595)                 33                (527)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                   0               1,041                  (2)                723
   Capital gain distributions from mutual
    funds                                                    1                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            4              68,375                  97              45,510
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                                 5              69,416                  95              46,233
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $              10   $          67,821   $             128   $          45,706
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                        9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                 Neuberger          Neuberger
                                                 Berman AMT         Berman AMT          Oppenheimer         Oppenheimer
                                              Limited Maturity       Partners        Global Securities      Main Street
                                               Bond Portfolio       Portfolio             Fund/VA            Fund/VA
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $           1,571   $             478   $          30,548   $          29,122
   Due from (to) American International
    Life Assurance Company of New York                      24                   1                  (3)                 (8)
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $           1,595   $             479   $          30,545   $          29,114
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $              64   $               0   $             193   $             259
   Mortality and expense risk and
    administrative charges                                 (15)                 31                (322)               (247)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                49                  31                (129)                 12
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  (3)                  0                (213)               (167)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          (27)                 76              10,255               6,280
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               (30)                 76              10,042               6,113
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $              19   $             107   $           9,913   $           6,125
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                       10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                     PIMCO VIT
                                                PIMCO VIT          Long-Term U.S.
                                                High Yield           Government
                                                Portfolio            Portfolio          SunAmerica          SunAmerica
                                             - Administrative    - Administrative       Aggressive        Alliance Growth
                                                   Class               Class         Growth Portfolio        Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $         211,679   $         757,860   $             517   $          11,963
   Due from (to) American International
    Life Assurance Company of New York                      (4)                 (3)                 (1)                  2
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $         211,675   $         757,857   $             516   $          11,965
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $           3,393   $          11,942   $               0   $              27
   Mortality and expense risk and
    administrative charges                                (388)             (1,391)                 32                 (72)
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                             3,005              10,551                  32                 (45)
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                  90                  34                   0                  (5)
   Capital gain distributions from mutual
    funds                                                    0               4,625                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        6,912              (1,996)                 26               2,423
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                             7,002               2,663                  26               2,418
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $          10,007   $          13,214   $              58   $           2,373
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                       11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                            SunAmerica
                                                SunAmerica          SunAmerica          SunAmerica          SunAmerica
                                                Global Bond        Growth-Income        MFS Mid-Cap          Balanced
                                                Portfolio           Portfolio        Growth Portfolio       Portfolio
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market         $           3,683   $          24,280   $           6,793   $           2,727
   Due from (to) American International
    Life Assurance Company of New York                      (6)                  0                   0                  39
                                             -----------------   -----------------   -----------------   -----------------
NET ASSETS                                   $           3,677   $          24,280   $           6,793   $           2,766
                                             =================   =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds               $               0   $             214   $               0   $              45
   Mortality and expense risk and
    administrative charges                                 (31)                (35)               (149)                 17
                                             -----------------   -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                               (31)                179                (149)                 62
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                 140                 (12)               (239)                (38)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            7               4,454               1,670                 301
                                             -----------------   -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                               147               4,442               1,431                 263
                                             -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $             116   $           4,621   $           1,282   $             325
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                       12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                      UIF              Van Eck
                                                  Money Market         Worldwide            Van Eck
                                                   Portfolio        Emerging Markets     Worldwide Hard
                                                   - Class I            Fund              Assets Fund
                                                  Sub-account        Sub-account          Sub-account
STATEMENT OF NET ASSETS
December 31, 2003

ASSETS:
   Investment securities - at market            $      1,010,526   $          70,960   $          50,399
   Due from (to) American International
    Life Assurance Company of New York                       172                   0                  12
                                               -----------------   -----------------   -----------------
NET ASSETS                                      $      1,010,698   $          70,960   $          50,411
                                               =================   =================   =================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds                  $          4,715   $              47   $             144
   Mortality and expense risk and
    administrative charges                                (6,605)               (335)               (222)
                                               -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                              (1,890)               (288)                (78)
                                               -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments                     0                   0                 692
   Capital gain distributions from mutual
    funds                                                      0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                              0              23,796              13,297
                                               -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                                   0              23,796              13,989
                                               -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     ($          1,890)  $          23,508   $          13,911
                                               =================   =================   =================

See accompanying notes.
                                      VA B
                                       13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                 AIM V.I.             AIM V.I.       AllianceBernstein   AllianceBernstein
                                                 Capital           International        Global Bond         Growth and
                                             Appreciation Fund      Growth Fund          Portfolio       Income Portfolio
                                             - Series I shares   - Series I shares      - Class A            - Class A
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              ($            672)  ($            266)  $              97    $          1,075
   Net realized gain (loss) on investments              (5,976)             (6,042)                 12              (7,180)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                       27,743              28,885                 698             193,876
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              21,095              22,577                 807             187,771
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate option             29,114              29,991              11,709             109,854
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (15,920)            (10,141)               (354)            (61,948)
   Policy loans                                           (304)               (878)                  0              10,169
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (15,392)            (13,576)                  0             (14,565)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  (2,502)              5,396              11,355              43,510
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 18,593              27,973              12,162             231,281
NET ASSETS:
   Beginning of year                                    70,674              71,285               1,808             577,352
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         89,267    $         99,258   $          13,970    $        808,633
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              ($            765)  ($            212)  $              12   ($          1,824)
   Net realized gain (loss) on investments             (10,878)             (5,919)                164             (36,984)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0              23,885
   Net unrealized appreciation
    (depreciation) of investments                      (10,510)             (7,175)                 86            (181,289)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             (22,153)            (13,306)                262            (196,212)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                              22,572              24,191                 (70)             56,026
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (17,062)            (10,174)               (289)            (66,581)
   Policy loans                                           (639)               (230)                  0             (10,277)
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                 (1,396)             (7,627)                  0             (17,926)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   3,475               6,160                (359)            (38,758)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (18,678)             (7,146)                (97)           (234,970)
NET ASSETS:
   Beginning of year                                    89,352              78,431               1,905             812,322
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         70,674    $         71,285   $           1,808    $        577,352
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                       14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                         AllianceBernstein
                                                                 AllianceBernstein                          Real Estate
                                             AllianceBernstein    Premier Growth     AllianceBernstein      Investment
                                             Growth Portfolio       Portfolio        Quasar Portfolio        Portfolio
                                                - Class A          - Class A            - Class A            - Class A
                                                Sub-account        Sub-account          Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              ($          5,418)  ($          1,907)  ($            930)  ($              8)
   Net realized gain (loss) on investments            (143,889)            (35,151)             (1,103)                 47
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      333,595              85,601              47,578                 546
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             184,288              48,543              45,545                 585
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                             113,357              76,614              26,143                 272
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (78,666)            (27,416)             (7,943)               (185)
   Policy loans                                        (21,590)            (20,079)             (5,474)                  0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (44,844)            (35,321)               (408)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (31,743)             (6,202)             12,318                  87
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                152,545              42,341              57,863                 672
NET ASSETS:
   Beginning of year                                   586,259             205,504              82,501               1,600
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        738,804    $        247,845    $        140,364    $          2,272
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              ($          6,519)  ($          2,452)  ($          1,105)   $             33
   Net realized gain (loss) on investments            (137,271)            (41,116)               (866)                  1
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (106,651)            (60,149)            (35,247)                (85)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (250,441)           (103,717)            (37,218)                (51)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                             105,048              38,162              18,861               1,785
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (91,726)            (32,631)             (8,171)               (134)
   Policy loans                                        (14,381)               (665)             (3,021)                  0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (24,758)             (5,421)               (886)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (25,817)               (555)              6,783               1,651
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (276,258)           (104,272)            (30,435)              1,600
NET ASSETS:
   Beginning of year                                   862,517             309,776             112,936                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        586,259    $        205,504    $         82,501    $          1,600
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                       15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                             AllianceBernstein   AllianceBernstein   AllianceBernstein   American Century
                                                Technology         Total Return       Utility Income        VP Capital
                                                 Portfolio          Portfolio            Portfolio       Appreciation Fund
                                                - Class A          - Class A            - Class A           - Class I
                                                Sub-account        Sub-account          Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              ($          1,769)  $           1,058   ($              1)   $             44
   Net realized gain (loss) on investments             (41,188)                (14)                 (4)                  0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      120,320               8,741                  10                 300
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              77,363               9,785                   5                 344
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate option             92,244               7,603                   0                 577
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (32,527)             (4,317)                 (8)               (336)
   Policy loans                                        (20,557)                  0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (24,445)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  14,715               3,286                  (8)                241
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 92,078              13,071                  (3)                585
NET ASSETS:
   Beginning of year                                   172,204              52,302                  33               1,572
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        264,282   $          65,373    $             30    $          2,157
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              ($          2,078)  $           2,001    $              0   ($             12)
   Net realized gain (loss) on investments             (39,198)            (12,521)                 (4)                  2
   Capital gain distributions from mutual
    funds                                                    0                 489                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      (85,708)             (4,982)                (14)               (364)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (126,984)            (15,013)                (18)               (374)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                              64,899             (28,188)                 97                 405
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (36,454)             (5,961)                (46)               (233)
   Policy loans                                         (3,232)               (953)                  0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (21,051)             (2,276)                  0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   4,162             (37,378)                 51                 172
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (122,822)            (52,391)                 33                (202)
NET ASSETS:
   Beginning of year                                   295,026             104,693                   0               1,774
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        172,204   $          52,302    $             33    $          1,572
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                       16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                             American Century     Anchor Series                            Anchor Series
                                               VP Income &        Trust Capital        Anchor Series       Trust Natural
                                             Growth Portfolio     Appreciation         Trust Growth          Resources
                                                - Class I           Portfolio            Portfolio           Portfolio
                                               Sub-account         Sub-account          Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              ($             24)  ($             39)  $              10   $              20
   Net realized gain (loss) on investments                 (22)             (1,465)             (1,261)               (228)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   8
   Net unrealized appreciation
    (depreciation) of investments                        4,220               3,077               2,368                 983
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               4,174               1,573               1,117                 783
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate option                890                 524                 (49)                173
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                    (1,425)               (511)                (25)                (63)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                    (34)                  0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                    (569)                 13                 (74)                110
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,605               1,586               1,043                 893
NET ASSETS:
   Beginning of year                                    15,106               4,853               3,709               1,692
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         18,711    $          6,439   $           4,752   $           2,585
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)               $             52   ($             15)  $              10   $               3
   Net realized gain (loss) on investments                  13                   4                  (6)                 15
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                  89
   Net unrealized appreciation
    (depreciation) of investments                       (3,845)             (1,349)             (1,116)               (195)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (3,780)             (1,360)             (1,112)                (88)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                               3,266               6,039               4,318               1,622
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                    (1,376)             (1,105)               (758)               (333)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   1,890               4,934               3,560               1,289
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,890)              3,574               2,448               1,201
NET ASSETS:
   Beginning of year                                    16,996               1,279               1,261                 491
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $         15,106    $          4,853   $           3,709   $           1,692
                                             =================   =================   =================   =================

See accompanying notes.
                                      VA B
                                       17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                    Dreyfus VIF         Fidelity VIP       Fidelity VIP
                                                                   Small Company       Asset Manager          Balanced
                                                 Dreyfus          Stock Portfolio        Portfolio           Portfolio
                                             Stock Index Fund     - Initial Shares    - Initial Class     - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              $           5,926   ($            696)  $          10,171   $         114,224
   Net realized gain (loss) on investments             (28,635)                745              (4,127)            116,793
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                      257,571              27,025              59,872             361,583
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             234,862              27,074              65,916             592,600
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate option            227,029              38,849              85,270          (5,103,992)
   Administrative charges                                    0                   0                   0              (6,264)
   Cost of insurance                                   (98,576)            (12,533)            (41,672)           (331,587)
   Policy loans                                          6,578                (127)             (2,736)                  0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (41,598)            (27,158)             (2,551)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  93,433                (969)             38,311          (5,441,843)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                328,295              26,105             104,227          (4,849,243)
NET ASSETS:
   Beginning of year                                   788,557              61,435             362,335           4,849,243
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $       1,116,852    $         87,540   $         466,562   $               0
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              $           4,377   ($            472)  $          10,373   $          72,053
   Net realized gain (loss) on investments             (78,885)                 28              (6,272)            (26,817)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                     (180,483)            (13,777)            (40,824)           (528,061)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                            (254,991)            (14,221)            (36,723)           (482,825)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate option            195,688              33,276              78,198           1,958,900
   Administrative charges                                    0                   0                   0              (9,890)
   Cost of insurance                                  (106,492)            (12,521)            (39,506)           (407,624)
   Policy loans                                        (19,751)               (606)             (3,185)                  0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (62,159)                  0              (8,138)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   7,286              20,149              27,369           1,541,386
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (247,705)              5,928              (9,354)          1,058,561
NET ASSETS:
   Beginning of year                                 1,036,262              55,507             371,689           3,790,682
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         788,557    $         61,435   $         362,335   $       4,849,243
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA B
                                       18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                               Fidelity VIP                             Fidelity VIP       Fidelity VIP
                                                Contrafund         Fidelity VIP         High Income      Investment Grade
                                                 Portfolio       Growth Portfolio        Portfolio        Bond Portfolio
                                              - Initial Class     - Initial Class     - Initial Class     - Initial Class
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              ($          4,352)  ($          7,114)  $          10,092   $           3,525
   Net realized gain (loss) on investments              (3,738)            (48,210)             (2,960)                629
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                 394
   Net unrealized appreciation
    (depreciation) of investments                      206,565             368,070              31,052                (611)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             198,475             312,746              38,184               3,937
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                           1,771,302             205,438              27,485              21,501
   Administrative charges                                 (761)                  0                   0                   0
   Cost of insurance                                   (75,100)            (98,041)            (13,196)             (9,381)
   Policy loans                                         (2,512)             (7,841)              4,357                 695
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (52,777)            (26,431)                  0              (2,078)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions               1,640,152              73,125              18,646              10,737
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,838,627             385,871              56,830              14,674
NET ASSETS:
   Beginning of year                                   236,845             970,795             138,465              88,652
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $      2,075,472    $      1,356,666   $         195,295   $         103,326
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              ($            333)  ($          7,527)  $          11,116   $           2,281
   Net realized gain (loss) on investments              (6,637)            (82,877)             (3,950)              1,685
   Capital gain distributions from mutual
   funds                                                     0                   0                   0                   0
   Net unrealized appreciation
   (depreciation) of investments                       (19,706)           (341,804)             (2,972)              3,433
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                             (26,676)           (432,208)              4,194               7,399
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                             101,335             189,277              35,226              42,409
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (36,313)           (107,198)            (11,328)             (8,614)
   Policy loans                                            145             (21,270)             (1,763)               (889)
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (21,007)            (46,959)             (5,049)            (17,818)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  44,160              13,850              17,086              15,088
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 17,484            (418,358)             21,280              22,487
NET ASSETS:
   Beginning of year                                   219,361           1,389,153             117,185              66,165
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $        236,845    $        970,795   $         138,465   $          88,652
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA B
                                       19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                               Fidelity VIP        Fidelity VIP          Franklin            Franklin
                                               Money Market          Overseas        Templeton Foreign    Templeton Global
                                                Portfolio            Portfolio        Securities Fund    Asset Allocation
                                              - Initial Class     - Initial Class       - Class 2         Fund - Class 1
                                                Sub-account        Sub-account          Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              $             257   ($            171)  ($          2,004)  $             110
   Net realized gain (loss) on investments                   0              (3,290)              1,077                  33
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0              38,950              96,098                 559
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 257              35,489              95,171                 702
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                              44,588              21,209           1,060,351                 978
   Administrative charges                                    0                   0                (474)                  0
   Cost of insurance                                   (31,595)            (11,177)            (24,045)               (719)
   Policy loans                                              3                (664)                  0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                  1,948              (2,531)                  0                (106)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                  14,944               6,837           1,035,832                 153
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 15,201              42,326           1,131,003                 855
NET ASSETS:
   Beginning of year                                   250,608              78,283                   0               2,209
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         265,809    $        120,609    $      1,131,003   $           3,064
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              $           2,186   ($             95)   $              0   $              33
   Net realized gain (loss) on investments                   0             (32,972)                  0                  (1)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0               2,152                   0                (172)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               2,186             (30,915)                  0                (140)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                              39,968             (14,775)                  0               2,575
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                   (37,605)            (12,160)                  0                (615)
   Policy loans                                         (1,229)             (1,910)                  0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                (28,521)             (4,048)                  0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 (27,387)            (32,893)                  0               1,960
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (25,201)            (63,808)                  0               1,820
NET ASSETS:
   Beginning of year                                   275,809             142,091                   0                 389
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         250,608    $         78,283    $              0   $           2,209
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA B
                                       20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                         JPMorgan
                                                                     JPMorgan         U.S. Large Cap       Merrill Lynch
                                                 JPMorgan          Mid Cap Value        Core Equity       Small Cap Value
                                              Bond Portfolio         Portfolio          Portfolio         Fund - Class I
                                                Sub-account         Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              $               5   ($          1,595)  $              33   ($            527)
   Net realized gain (loss) on investments                   0               1,041                  (2)                723
   Capital gain distributions from mutual
    funds                                                    1                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            4              68,375                  97              45,510
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                  10              67,821                 128              45,706
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                                 599             841,099                 532             421,505
   Administrative charges                                    0                (380)                  0                (192)
   Cost of insurance                                      (139)            (19,249)               (456)             (9,829)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                     460             821,470                  76             411,484
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    470             889,291                 204             457,190
NET ASSETS:
   Beginning of year                                       170                   0                 487                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $             640    $        889,291   $             691    $        457,190
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              $               2    $              0   $               5    $              0
   Net realized gain (loss) on investments                   0                   0                  (9)                  0
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            8                   0                 (74)                  0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                  10                   0                 (78)                  0
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                                 143                   0                 881                   0
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                       (51)                  0                (316)                  0
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                      92                   0                 565                   0
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    102                   0                 487                   0
NET ASSETS:
   Beginning of year                                        68                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $             170    $              0   $             487    $              0
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA B
                                       21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                 Neuberger
                                                Berman AMT       Neuberger Berman       Oppenheimer         Oppenheimer
                                             Limited Maturity      AMT Partners      Global Securities      Main Street
                                              Bond Portfolio        Portfolio            Fund/VA             Fund/VA
                                               Sub-account         Sub-account          Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              $              49   $              31   ($            129)  $              12
   Net realized gain (loss) on investments                  (3)                  0                (213)               (167)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          (27)                 76              10,255               6,280
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                  19                 107               9,913               6,125
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                               1,467                 354              12,495               1,329
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                      (803)               (311)             (2,163)             (2,586)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                   (146)                  0                   0                 (33)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                     518                  43              10,332              (1,290)
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    537                 150              20,245               4,835
NET ASSETS:
   Beginning of year                                     1,058                 329              10,300              24,279
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $           1,595   $             479    $         30,545   $          29,114
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              $              14   $              11    $             70   $              33
   Net realized gain (loss) on investments                  (3)                 (2)                 17                  25
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                           20                 (51)             (2,590)             (5,999)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                  31                 (42)             (2,503)             (5,941)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                               1,167                 587              14,341              10,331
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                      (765)               (216)             (1,965)             (2,549)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                     402                 371              12,376               7,782
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    433                 329               9,873               1,841
NET ASSETS:
   Beginning of year                                       625                   0                 427              22,438
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $           1,058   $             329    $         10,300   $          24,279
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA B
                                       22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                    PIMCO VIT
                                                 PIMCO VIT         Long-Term U.S.
                                                 High Yield         Government          SunAmerica         SunAmerica
                                                 Portfolio          Portfolio           Aggressive        Alliance Growth
                                             - Administrative     - Administrative    Growth Portfolio       Portfolio
                                             Class Sub-account   Class Sub-account      Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              $           3,005   $          10,551    $             32   ($             45)
   Net realized gain (loss) on investments                  90                  34                   0                  (5)
   Capital gain distributions from mutual
    funds                                                    0               4,625                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                        6,912              (1,996)                 26               2,423
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              10,007              13,214                  58               2,373
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                             206,377             761,735                 366               2,743
   Administrative charges                                  (92)               (330)                  0                   0
   Cost of insurance                                    (4,617)            (16,762)                (46)             (1,797)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 201,668             744,643                 320                 946
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                211,675             757,857                 378               3,319
NET ASSETS:
   Beginning of year                                         0                   0                 138               8,646
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $         211,675   $         757,857    $            516    $         11,965
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)              $               0   $               0   ($              4)  ($             71)
   Net realized gain (loss) on investments                   0                   0                   0                 (25)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                   0                 (24)             (3,689)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                   0                   0                 (28)             (3,785)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                                   0                   0                 143               3,062
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                         0                   0                 (44)             (1,489)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                       0                   0                  99               1,573
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      0                   0                  71              (2,212)
NET ASSETS:
   Beginning of year                                         0                   0                  67              10,858
                                             -----------------   -----------------   -----------------   -----------------
   End of year                               $               0   $               0    $            138    $          8,646
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA B
                                       23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                                                                             SunAmerica
                                                SunAmerica          SunAmerica          SunAmerica           SunAmerica
                                               Global Bond         Growth-Income        MFS Mid-Cap          Balanced
                                                Portfolio            Portfolio       Growth Portfolio        Portfolio
                                               Sub-account          Sub-account         Sub-account         Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              ($             31)  $             179   ($            149)  $              62
   Net realized gain (loss) on investments                 140                 (12)               (239)                (38)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            7               4,454               1,670                 301
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 116               4,621               1,282                 325
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                                 124               5,873               3,227                 982
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                       (70)             (3,847)             (1,330)               (642)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                (100)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                      54               2,026               1,897                 240
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    170               6,647               3,179                 565
NET ASSETS:
   Beginning of year                                     3,507              17,633               3,614               2,201
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          3,677   $          24,280    $          6,793   $           2,766
                                             =================   =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)               $             57   $              61    $              8   $              32
   Net realized gain (loss) on investments                  (4)                  5                 (53)                (11)
   Capital gain distributions from mutual
    funds                                                   24                   0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                          106              (4,558)             (1,000)               (372)
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                                 183              (4,492)             (1,045)               (351)
                                             -----------------   -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                               3,058               8,517               5,609                 769
   Administrative charges                                    0                   0                   0                   0
   Cost of insurance                                      (624)             (3,264)             (1,019)               (591)
   Policy loans                                              0                   0                   0                   0
   Death benefits                                            0                   0                   0                   0
   Contract withdrawals                                      0                   0                   0                   0
                                             -----------------   -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                   2,434               5,253               4,590                 178
                                             -----------------   -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,617                 761               3,545                (173)
NET ASSETS:
   Beginning of year                                       890              16,872                  69               2,374
                                             -----------------   -----------------   -----------------   -----------------
   End of year                                $          3,507   $          17,633    $          3,614   $           2,201
                                             =================   =================   =================   =================

See accompanying notes.

                                      VA B
                                       24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B

                                                   UIF               Van Eck
                                               Money Market         Worldwide            Van Eck
                                                Portfolio        Emerging Markets     Worldwide Hard
                                                - Class I             Fund              Assets Fund
                                               Sub-account         Sub-account          Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)              ($          1,890)  ($            288)  ($             78)
   Net realized gain (loss) on investments                   0                   0                 692
   Capital gain distributions from mutual
    funds                                                    0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0              23,796              13,297
                                             -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                              (1,890)             23,508              13,911
                                             -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                             459,114              23,280               1,899
   Administrative charges                               (1,797)                  0                   0
   Cost of insurance                                   (51,389)             (3,601)             (2,697)
   Policy loans                                              0                (295)              7,192
   Death benefits                                            0                   0                   0
   Contract withdrawals                                      0              (1,631)                (40)
                                             -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 405,928              17,753               6,354
                                             -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                404,038              41,261              20,265
NET ASSETS:
   Beginning of year                                   606,660              29,699              30,146
                                             -----------------   -----------------   -----------------
   End of year                                $      1,010,698    $         70,960    $         50,411
                                             =================   =================   =================

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

OPERATIONS:
   Net investment income (loss)               $          1,889   ($            266)  ($             91)
   Net realized gain (loss) on investments                   0              (1,264)               (866)
   Capital gain distributions from mutual
    funds                                                    0                   0                   0
   Net unrealized appreciation
    (depreciation) of investments                            0                 252              (1,579)
                                             -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from operations                               1,889              (1,278)             (2,536)
                                             -----------------   -----------------   -----------------
PRINCIPAL TRANSACTIONS:
   Net premiums & transfers from (to)
    other Sub-accounts or fixed rate
    option                                             649,205               8,132               4,873
   Administrative charges                               (1,802)                  0                   0
   Cost of insurance                                   (42,632)             (3,029)             (3,028)
   Policy loans                                              0                (432)             (1,189)
   Death benefits                                            0                   0                   0
   Contract withdrawals                                      0              (1,411)             (2,576)
                                             -----------------   -----------------   -----------------
Increase (decrease) in net assets
 resulting from principal transactions                 604,771               3,260              (1,920)
                                             -----------------   -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                606,660               1,982              (4,456)
NET ASSETS:
   Beginning of year                                         0              27,717              34,602
                                             -----------------   -----------------   -----------------
   End of year                                $        606,660    $         29,699    $         30,146
                                             =================   =================   =================

See accompanying notes.

                                      VA B
                                       25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Variable Account B (the "Account") was established by American International Life Assurance Company of New York (the "Company") on May 4, 1995 to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2003, the Funds available to policy owners through the various Sub-accounts were as follows:

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund - Series I shares
     AIM V.I. International Growth Fund - Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
     AllianceBernstein Americas Government Income Portfolio - Class A /(1)/ AllianceBernstein Global Bond Portfolio - Class A
     AllianceBernstein Global Dollar Government Portfolio - Class A /(1)/ AllianceBernstein Growth and Income Portfolio - Class A AllianceBernstein Growth Portfolio - Class A
     AllianceBernstein High Yield Portfolio - Class A /(1)/ AllianceBernstein International Portfolio - Class A /(1)/ AllianceBernstein Money Market Portfolio - Class A /(1)/ AllianceBernstein Premier Growth Portfolio - Class A
     AllianceBernstein Quasar Portfolio - Class A
     AllianceBernstein Real Estate Investment Portfolio - Class A AllianceBernstein Technology Portfolio - Class A
     AllianceBernstein Total Return Portfolio - Class A
     AllianceBernstein U.S. Government/High Grade Securities Portfolio -
      Class A /(1)/
     AllianceBernstein Utility Income Portfolio - Class A
     AllianceBernstein Worldwide Privatization Portfolio - Class A /(1)/

American Century Variable Portfolios, Inc.:
     VP Capital Appreciation Fund - Class I
     VP Income & Growth Fund - Class I
     VP International Portfolio - Class I /(1)/

Anchor Series Trust:
     Asset Allocation Portfolio /(1)(2)/
     Capital Appreciation Portfolio
     Government and Quality Bond Portfolio /(1)/
     Growth Portfolio
     Natural Resources Portfolio

Credit Suisse Trust ("Credit Suisse"):
     Emerging Growth Portfolio /(1)/
     Emerging Markets Portfolio /(1)/

Credit Suisse Trust ("Credit Suisse") (continued):
     Global Post-Venture Capital Portfolio /(1)/
     International Focus Portfolio /(1)/
     Large Cap Value Portfolio /(1)/
     Small Cap Growth Portfolio /(1)/

Dreyfus Stock Index Fund, Inc.

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
     Small Company Stock Portfolio - Initial Shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
     Asset Manager/SM/ Portfolio - Initial Class
     Balanced Portfolio - Initial Class
     Contrafund(R) Portfolio - Initial Class
     Growth Portfolio - Initial Class
     High Income Portfolio - Initial Class
     Index 500 Portfolio - Initial Class /(1)/
     Investment Grade Bond Portfolio - Initial Class
     Money Market Portfolio - Initial Class
     Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
     Templeton Developing Markets Securities Fund - Class 2 /(1)/
     Templeton Foreign Securities Fund - Class 2 /(1)/
     Templeton Global Asset Allocation Fund - Class 1
     Templeton Growth Securities Fund - Class 2 /(1)/

Goldman Sachs Variable Insurance Trust:
     Goldman Sachs CORE/SM/ U.S. Equity Fund /(1)/
     Goldman Sachs International Equity Fund /(1)/

J.P. Morgan Series Trust II:
     JPMorgan Bond Portfolio
     JPMorgan Mid Cap Value Portfolio /(3)/
     JPMorgan Small Company Portfolio /(1)(3)/
     JPMorgan U.S. Large Cap Core Equity Portfolio /(4)/

Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): /10/
     Basic Value Fund - Class I /(1)(3)/

                                      VA B
                                       26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") (continued): /(10)/
     Fundamental Growth Fund - Class I /(1)(3)/
     Government Bond Fund - Class I /(1)(3)/
     Small Cap Value Fund - Class I /(1)(3)/

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
     Limited Maturity Bond Portfolio
     Partners Portfolio

Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA
     Oppenheimer Main Street Fund/VA /(5)/

PIMCO Variable Insurance Trust:
     PIMCO High Yield Portfolio - Administrative Class /1)(3)/
     PIMCO Long-Term U.S. Government Portfolio - Administrative Class /(1)/ PIMCO Real Return Portfolio - Administrative Class /(1)(3)/
     PIMCO Short-Term Portfolio - Administrative Class /(1)(3)/
     PIMCO Total Return Portfolio - Administrative Class /(1)/

SunAmerica Series Trust ("SunAmerica"):
     Aggressive Growth Portfolio
     Alliance Growth Portfolio
     Blue Chip Growth Portfolio /(1)/
     Cash Management Portfolio /(1)/
     Corporate Bond Portfolio  /(1)/
     Davis Venture Value Portfolio /(1)/
     "Dogs" of Wall Street Portfolio /(1)/
     Emerging Markets Portfolio /(1)/
     Federated American Leaders Portfolio I /(1)(6)/
     Global Bond Portfolio
     Global Equities Portfolio /(1)/
     Goldman Sachs Research Portfolio /(1)/
     Growth Opportunities Portfolio /(1)/
     Growth-Income Portfolio

SunAmerica Series Trust ("SunAmerica") (continued):
     High-Yield Bond Portfolio /(1)/
     International Diversified Equities Portfolio /(1)/
     International Growth and Income Portfolio /(1)/
     Marsico Growth Portfolio /(1)/
     MFS Massachusetts Investors Trust Portfolio /(1)(7)/
     MFS Mid-Cap Growth Portfolio
     MFS Total Return Portfolio /(1)/
     Putnam Growth: Voyager Portfolio /(1)(8)/
     Real Estate Portfolio /(1)/
     SunAmerica Balanced Portfolio
     Technology Portfolio /(1)/
     Telecom Utility Portfolio /(1)/
     Worldwide High Income Portfolio /(1)/

The Universal Institutional Funds, Inc. ("UIF"):
     Core Plus Fixed Income Portfolio - Class I /(1)/
     Emerging Markets Equity Portfolio - Class I /(1)/
     High Yield Portfolio - Class I /(1)/
     Mid Cap Growth Portfolio - Class I /(1)/
     Money Market Portfolio - Class I
     Technology Portfolio - Class I /(1)/
     U.S. Mid Cap Value Portfolio - Class I /(1)(9)/

VALIC Company I:
     VALIC Company I - International Equities Fund /(1)(3)/
     VALIC Company I - Mid Cap Index Fund /(1)(3)/
     VALIC Company I - Small Cap Index Fund /(1)(3)/

Van Eck Worldwide Insurance Trust ("Van Eck"):
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund

Vanguard Variable Insurance Fund ("Vanguard"):
     Total Bond Market Index Portfolio /(1)(3)/
     Total Stock Market Index Portfolio /(1)(3)/

/(1)/  These Sub-accounts had no activity during 2002 or 2003.
/(2)/ Effective November 24, 2003, SunAmerica Asset Allocation Portfolio was reorganized into the Anchor Series Trust Asset Allocation Portfolio.
/(3)/  These Sub-accounts became available on June 16, 2003.
/(4)/ Effective March 31, 2003, JPMorgan U.S. Disciplined Equity Portfolio changed its name to JPMorgan U.S. Large Cap Core Equity Portfolio.
/(5)/ Effective May 1, 2003, Oppenheimer Main Street Growth & Income Fund/VA changed its name to Oppenheimer Main Street Fund/VA.
/(6)/ Effective May 1, 2003, SunAmerica Federated Value Portfolio changed its name to Federated American Leaders Portfolio.
/(7)/ Effective May 1, 2003, SunAmerica MFS Growth and Income Portfolio changed its name to SunAmerica MFS Massachusetts Investors Trust Portfolio.

                                      VA B
                                       27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

/(8)/ Effective May 1, 2003, SunAmerica Putnam Growth Portfolio changed its name to SunAmerica Putnam Growth: Voyager Portfolio.
/(9)/ Effective May 1, 2003, UIF Mid Cap Value Portfolio changed its name to U.S. Mid Cap Core Portfolio. Effective September 30, 2003, UIF U. S. Mid Cap Core Portfolio changed its name to U.S. Mid Cap Value Portfolio.
/(10)/ Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds from Class A to Class I.

     AIG SunAmerica Asset Management Corporation, an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

     The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

     In addition to the Sub-accounts listed above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus for a complete description of the available funds and the fixed account.

     Net premiums from the policies are allocated to the Sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Sub-account of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting policies followed by the Account and the methods of applying those principles is presented below.

     Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security valuation - The investment in share of mutual funds are stated at the net asset value as determined by the funds, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

     Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

                                      VA B
                                       28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges

Variable Universal Life Policy
     The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

     Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

     On the policies' issue dates and each monthly anniversary, the following deductions are paid by redemption of units outstanding:
          (a) administrative charges
          (b) cost of insurance charges
          (c) supplemental benefit charges
          (d) acquisition and underwriting charges

     A transfer charge of $25 will be assessed for each transfer in excess of twelve each policy year. The transfer charges are paid by redemption of units outstanding.

     If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lesser of $25 or 2% of the amount surrendered. The surrender charges are paid by redemption of units outstanding.

Executive Advantage Product
     The deductions from each premium payment will consist of state & local premium taxes, federal tax, and sales charge based upon the insured's place of residence.

     Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, from .75% and not to exceed 1% of the account value of the policies.

     On the policies' issue date and each monthly anniversary, the following deductions are paid by redemption of units outstanding:
          (a) administrative charges
          (b) cost of insurance charges
          (c) supplemental benefit charges
          (d) acquisition and underwriting charges

     A transfer charge of $25 will be assessed for each transfer in excess of twelve each policy year. The transfer charges are paid by redemption of units outstanding.

     If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premiums. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lesser of $25 or 2% of the amount surrendered. The surrender charges are paid by redemption of units outstanding.

                                      VA B
                                       29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

Gemstone Life Product
     The deduction is 5% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount for policy years 1-10. Beginning in policy year 11, we currently charge 3% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount. The maximum that will be charged is 8% of the premium payment.

     Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .35% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

     On the policies' issue date and each monthly anniversary, the following deductions are paid by redemption of units outstanding:
          (a) administrative charges
          (b) cost of insurance charges
          (c) supplemental benefit charges or riders
          (d) acquisition and underwriting charges (first five policy years)

     A transfer charge of $25 will be assessed for each transfer in excess of twelve each policy year. The transfer charges are paid by redemption of units outstanding.

     If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount. The surrender charges are paid by redemption of units outstanding.

     For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lesser of $25 or 2% of the amount surrendered. The partial surrender charges are paid by redemption of units outstanding.

                                      VA B
                                       30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                  Cost of        Proceeds
                      Sub-accounts                               Purchases      from Sales
--------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I shares           $      12,098   $      15,272
AIM V.I. International Growth Fund - Series I shares                  19,105          13,292
AllianceBernstein Global Bond Portfolio - Class A                     11,743              71
AllianceBernstein Growth and Income Portfolio - Class A               93,260          48,016
AllianceBernstein Growth Portfolio - Class A                         127,302         164,071
AllianceBernstein Premier Growth Portfolio - Class A                  51,822          59,068
AllianceBernstein Quasar Portfolio Class - A                          17,300           5,072
AllianceBernstein Real Estate Investment Portfolio - Class A             270             288
AllianceBernstein Technology Portfolio - Class A                      50,154          36,474
AllianceBernstein Total Return Portfolio - Class A                     5,081             255
AllianceBernstein Utility Income Portfolio - Class A                       1              18
American Century VP Capital Appreciation Fund - Class I                  600              84
American Century VP Income & Growth Portfolio - Class I                  219           1,049
Anchor Series Trust Capital Appreciation Portfolio                     5,587           5,913
Anchor Series Trust Growth Portfolio                                   5,428           5,891
Anchor Series Trust Natural Resources Portfolio                        1,938           1,899
Dreyfus Stock Index Fund                                             186,524          87,522
Dreyfus VIF Small Company Stock Portfolio - Initial Shares            26,617          28,269
Fidelity VIP Asset Manager Portfolio - Initial Class                  65,231          16,262
Fidelity VIP Balanced Portfolio - Initial Class                      142,419       5,470,138
Fidelity VIP Contrafund Portfolio - Initial Class                  1,739,447         103,651
Fidelity VIP Growth Portfolio - Initial Class                        131,917          65,482
Fidelity VIP High Income Portfolio - Initial Class                    37,045           7,493
Fidelity VIP Investment Grade Bond Portfolio - Initial Class          21,297           5,789
Fidelity VIP Money Market Portfolio - Initial Class                   51,878          37,064
Fidelity VIP Overseas Portfolio - Initial Class                       12,597           6,016
Franklin Templeton Foreign Securities Fund - Class 2               1,060,351          26,523
Franklin Templeton Global Asset Allocation Fund - Class 1              1,001             350
JPMorgan Bond Portfolio                                                  522              --
JPMorgan Mid Cap Value Portfolio                                     841,099          21,224
JPMorgan U.S. Large Cap Core Equity Portfolio                            395              37
Merrill Lynch Small Cap Value Fund - Class I                         421,792          10,835
Neuberger Berman AMT Limited Maturity Bond Portfolio                     639             431
Neuberger Berman AMT Partners Portfolio                                  268              25
Oppenheimer Global Securities Fund/VA                                 12,082           2,728
Oppenheimer Main Street Fund/VA                                          259           2,137
PIMCO VIT High Yield Portfolio - Administrative Class                209,770           5,093
PIMCO VIT Long-Term U.S. Government Portfolio -
 Administrative Class                                                778,302          18,480
SunAmerica Aggressive Growth Portfolio                                   414              --
SunAmerica Alliance Growth Portfolio                                   1,390              35
SunAmerica Global Bond Portfolio                                       3,672           3,941
SunAmerica Growth-Income Portfolio                                     2,812             269
SunAmerica MFS Mid-Cap Growth Portfolio                                2,603             912
SunAmerica SunAmerica Balanced Portfolio                                 989             333
UIF Money Market Portfolio - Class I                                 458,723          54,674
Van Eck Worldwide Emerging Markets Fund                               17,515              --
Van Eck Worldwide Hard Assets Fund                                    19,480          12,781
                                                               -------------   -------------
Total                                                          $   6,650,958   $   6,345,227
                                                               =============   =============

                                      VA B
                                       31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2003.

                                                                                         Value of       Cost of       Unrealized
                                                                          Net Asset      Shares at       Shares      Appreciation/
                   Sub-accounts                             Shares          Value         Market          Held       (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I shares            4,195   $      21.28   $     89,267   $     97,516   $       (8,249)
AIM V.I. International Growth Fund - Series I shares            6,188          16.04         99,254        108,346           (9,092)
AllianceBernstein Global Bond Portfolio - Class A               1,036          13.50         13,984         13,208              776
AllianceBernstein Growth and Income Portfolio - Class A        37,094          21.80        808,646        786,260           22,386
AllianceBernstein Growth Portfolio - Class A                   46,320          15.95        738,804        942,373         (203,569)
AllianceBernstein Premier Growth Portfolio - Class A           11,485          21.58        247,845        297,448          (49,603)
AllianceBernstein Quasar Portfolio - Class A                   13,802          10.17        140,364        140,208              156
AllianceBernstein Real Estate Investment Portfolio -
 Class A                                                          146          15.62          2,278          1,817              461
AllianceBernstein Technology Portfolio - Class A               18,252          14.48        264,282        355,694          (91,412)
AllianceBernstein Total Return Portfolio - Class A              3,681          17.76         65,372         64,827              545
AllianceBernstein Utility Income Portfolio - Class A                2          14.95             32             36               (4)
American Century VP Capital Appreciation Fund - Class I           303           7.12          2,157          2,141               16
American Century VP Income & Growth Portfolio - Class I         2,849           6.57         18,719         17,619            1,100
Anchor Series Trust Capital Appreciation Portfolio                213          30.29          6,440          4,658            1,782
Anchor Series Trust Growth Portfolio                              190          25.00          4,753          3,497            1,256
Anchor Series Trust Natural Resources Portfolio                    99          26.17          2,589          1,782              807
Dreyfus Stock Index Fund                                       39,295          28.42      1,116,760      1,185,416          (68,656)
Dreyfus VIF Small Company Stock Portfolio -
 Initial Shares                                                 4,304          20.34         87,538         70,280           17,258
Fidelity VIP Asset Manager Portfolio - Initial Class           32,265          14.46        466,553        502,720          (36,167)
Fidelity VIP Contrafund Portfolio - Initial Class              89,731          23.13      2,075,468      1,922,262          153,206
Fidelity VIP Growth Portfolio - Initial Class                  43,707          31.04      1,356,666      1,676,335         (319,669)
Fidelity VIP High Income Portfolio - Initial Class             28,094           6.95        195,255        211,995          (16,740)
Fidelity VIP Investment Grade Bond Portfolio -
 Initial Class                                                  7,570          13.65        103,333         96,040            7,293
Fidelity VIP Money Market Portfolio - Initial Class           265,810           1.00        265,810        265,810               --
Fidelity VIP Overseas Portfolio - Initial Class                 7,736          15.59        120,602        138,553          (17,951)
Franklin Templeton Foreign Securities Fund - Class 2           92,402          12.24      1,131,003      1,034,905           96,098
Franklin Templeton Global Asset Allocation Fund -
 Class 1                                                          163          18.78          3,063          2,688              375
JPMorgan Bond Portfolio                                            51          12.34            635            625               10
JPMorgan Mid Cap Value Portfolio                               41,190          21.59        889,291        820,916           68,375
JPMorgan U.S. Large Cap Core Equity Portfolio                      55          12.51            688            666               22
Merrill Lynch Small Cap Value Fund - Class I                   17,859          25.60        457,190        411,680           45,510
Neuberger Berman AMT Limited Maturity Bond Portfolio              119          13.20          1,571          1,569                2
Neuberger Berman AMT Partners Portfolio                            31          15.40            478            453               25
Oppenheimer Global Securities Fund/VA                           1,218          25.08         30,548         22,860            7,688
Oppenheimer Main Street Fund/VA                                 1,517          19.20         29,122         28,049            1,073
PIMCO VIT High Yield Portfolio - Administrative Class          25,846           8.19        211,679        204,767            6,912
PIMCO VIT Long-Term U.S. Government Portfolio -
 Administrative Class                                          68,834          11.01        757,860        759,856           (1,996)
SunAmerica Aggressive Growth Portfolio                             59           8.73            517            527              (10)
SunAmerica Alliance Growth Portfolio                              682          17.54         11,963         12,904             (941)
SunAmerica Global Bond Portfolio                                  326          11.29          3,683          3,586               97
SunAmerica Growth-Income Portfolio                              1,125          21.57         24,280         23,851              429
SunAmerica MFS Mid-Cap Growth Portfolio                           855           7.95          6,793          6,131              662
SunAmerica SunAmerica Balanced Portfolio                          205          13.31          2,727          2,827             (100)
UIF Money Market Portfolio - Class I                        1,010,526           1.00      1,010,526      1,010,526               --
Van Eck Worldwide Emerging Markets Fund                         5,840          12.15         70,960         54,349           16,611
Van Eck Worldwide Hard Assets Fund                              3,389          14.87         50,399         38,346           12,053
                                                                                       --------------------------------------------
Total                                                                                  $ 12,987,747   $ 13,348,922   $     (361,175)
                                                                                       ============================================

                                      VA B
                                       32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2003

                                                                   Units,                                 Units       Units,
                                                                   at the                              Transferred    at the
                                                                  Beginning      Units       Units       between      End of
                      Sub-accounts                               of the Year   Purchased   Withdrawn      Funds      the Year
-----------------------------------------------------------------------------------------------------------------------------
1   AIM V.I. Capital Appreciation Fund - Series I shares               7,639       2,627      (1,909)       (1,184)     7,173
3   AIM V.I. Capital Appreciation Fund - Series I shares               1,198         714        (105)         (208)     1,599
1   AIM V.I. International Growth Fund - Series I shares               8,564       2,247        (170)       (1,374)     9,267
3   AIM V.I. International Growth Fund - Series I shares                 131         127         (17)          (36)       205
3   AllianceBernstein Global Bond Portfolio - Class A                    152          62        (108)          938      1,044
1   AllianceBernstein Growth and Income Portfolio - Class A           31,402       5,980        (946)       (2,944)    33,492
1   AllianceBernstein Growth Portfolio - Class A                      46,164      12,619      (5,709)       (9,610)    43,464
1   AllianceBernstein Premier Growth Portfolio - Class A              21,149       7,136        (888)       (6,606)    20,791
3   AllianceBernstein Premier Growth Portfolio - Class A               1,780         218         (67)         (152)     1,779
1   AllianceBernstein Quasar Portfolio - Class A                      11,386       3,299        (280)       (1,278)    13,127
3   AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                              141           4          (5)            5        145
1   AllianceBernstein Technology Portfolio - Class A                  16,662       6,461         154        (5,378)    17,899
3   AllianceBernstein Technology Portfolio - Class A                     191          88         (16)          (38)       225
3   AllianceBernstein Total Return Portfolio - Class A                 5,582         762        (134)         (297)     5,913
3   AllianceBernstein Utility Income Portfolio - Class A                   5          --          --            (1)         4
3   American Century VP Capital Appreciation Fund - Class I              228          79         (15)          (30)       262
3   American Century VP Income & Growth Portfolio - Class I            2,041         109         (55)         (126)     1,969
3   Anchor Series Trust Capital Appreciation Portfolio                   710          75         (18)          (49)       718
3   Anchor Series Trust Growth Portfolio                                 509          --          --            (3)       506
3   Anchor Series Trust Natural Resources Portfolio                      175          13          (1)           (5)       182
1   Dreyfus Stock Index Fund                                          52,111      12,611      (1,953)       (6,635)    56,134
3   Dreyfus Stock Index Fund                                           5,162       5,433        (333)         (681)     9,581
1   Dreyfus VIF Small Company Stock Portfolio - Initial Shares         6,344       1,902        (537)       (1,411)     6,298
3   Dreyfus VIF Small Company Stock Portfolio - Initial Shares           684         277         (52)         (129)       780
1   Fidelity VIP Asset Manager Portfolio - Initial Class              25,620       5,043        (476)       (2,000)    28,187
3   Fidelity VIP Asset Manager Portfolio - Initial Class                 118         163         (47)          (58)       176
2   Fidelity VIP Balanced Portfolio - Initial Class                  502,529          --     (33,094)     (469,435)        --
1   Fidelity VIP Contrafund Portfolio - Initial Class                 18,818       4,890      (3,300)       (2,129)    18,279
3   Fidelity VIP Contrafund Portfolio - Initial Class                  2,294         532        (118)         (199)     2,509
2   Fidelity VIP Contrafund Portfolio - Initial Class                     --          --      (3,420)      153,975    150,555
1   Fidelity VIP Growth Portfolio - Initial Class                     76,303      16,091      (4,464)       (7,076)    80,854
3   Fidelity VIP Growth Portfolio - Initial Class                      1,428         434         117          (187)     1,792
1   Fidelity VIP High Income Portfolio - Initial Class                14,244       3,132        (572)         (735)    16,069
3   Fidelity VIP High Income Portfolio - Initial Class                   684          --         (20)          (41)       623
1   Fidelity VIP Investment Grade Bond Portfolio - Initial
    Class                                                              5,431       1,041         193          (527)     6,138
3   Fidelity VIP Investment Grade Bond Portfolio - Initial
    Class                                                                490          15         (15)          (32)       458
1   Fidelity VIP Money Market Portfolio - Initial Class               18,118       5,681      (2,488)       (1,930)    19,381
3   Fidelity VIP Money Market Portfolio - Initial Class                1,306         481        (254)         (383)     1,150
1   Fidelity VIP Overseas Portfolio - Initial Class                    7,950       2,000        (289)       (1,040)     8,621
2   Franklin Templeton Foreign Securities Fund - Class 2                  --          --      (2,284)      102,824    100,540
3   Franklin Templeton Global Asset Allocation Fund - Class 1            253          98         (34)          (50)       267
3   JPMorgan Bond Portfolio                                               15          53          (7)           (6)        55
2   JPMorgan Mid Cap Value Portfolio                                      --          --      (1,827)       82,259     80,432
3   JPMorgan U.S. Large Cap Core Equity Portfolio                         72          70         (17)          (45)        80
2   Merrill Lynch Small Cap Value Fund - Class I                          --          --        (913)       41,129     40,216

                                      VA B
                                       33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

                                                                    Units,                                Units       Units,
                                                                   at the                              Transferred    at the
                                                                  Beginning      Units       Units       between      End of
                        Sub-accounts                             of the Year   Purchased   Withdrawn      Funds      the Year
-----------------------------------------------------------------------------------------------------------------------------
3   Neuberger Berman AMT Limited Maturity Bond Portfolio                  97         134         (39)          (48)       144
3   Neuberger Berman AMT Partners Portfolio                               45          42         (10)          (28)        49
3   Oppenheimer Global Securities Fund/VA                              1,404       1,798         (78)         (190)     2,934
3   Oppenheimer Main Street Fund/VA                                    3,237         171        (100)         (221)     3,087
2   PIMCO VIT High Yield Bond Portfolio - Administrative Class            --          --        (457)       20,565     20,108
2   PIMCO VIT Long-Term U.S. Government Portfolio -
    Administrative Class                                                  --          --      (1,713)       77,118     75,405
3   SunAmerica Aggressive Growth Portfolio                                23          22          (2)           25         68
3   SunAmerica Alliance Growth Portfolio                               1,379         386         (82)         (155)     1,528
3   SunAmerica Global Bond Portfolio                                     327          13          (1)           (5)       334
3   SunAmerica Growth-Income Portfolio                                 2,518         715        (154)         (299)     2,780
3   SunAmerica MFS Mid-Cap Growth Portfolio                              862         562         (80)         (154)     1,190
3   SunAmerica SunAmerica Balanced Portfolio                             283         118         (39)          (51)       311
3   UIF Money Market Portfolio - Class I                              58,732      31,785      (6,774)       14,302     98,045
1   Van Eck Worldwide Emerging Markets Fund                            4,572       1,915       1,273          (612)     7,148
1   Van Eck Worldwide Hard Assets Fund                                 3,433       1,224        (598)          (66)     3,993

Footnote 1 are funds under the Variable Universal Life Policy.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life product.

                                      VA B
                                       34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                    Units,                                Units       Units,
                                                                   at the                              Transferred    at the
                                                                  Beginning      Units       Units       between      End of
                        Sub-accounts                             of the Year   Purchased   Withdrawn      Funds      the Year
-----------------------------------------------------------------------------------------------------------------------------
1   AIM V.I. Capital Appreciation Fund - Series I shares               7,840       3,063      (1,930)       (1,334)     7,639
3   AIM V.I. Capital Appreciation Fund - Series I shares                 398         812        (297)          285      1,198
1   AIM V.I. International Growth Fund - Series I shares               7,967       2,797      (2,069)         (131)     8,564
3   AIM V.I. International Growth Fund - Series I shares                  15         133         (29)           12        131
3   AllianceBernstein Global Bond Portfolio - Class A                    185          58         (26)          (65)       152
1   AllianceBernstein Growth and Income Portfolio - Class A           34,130       5,329      (4,757)       (3,300)    31,402
1   AllianceBernstein Growth Portfolio - Class A                      48,410      13,144      (9,121)       (6,269)    46,164
1   AllianceBernstein Premier Growth Portfolio - Class A              22,482       7,390      (3,582)       (5,141)    21,149
3   AllianceBernstein Premier Growth Portfolio - Class A                 977       1,004        (203)            2      1,780
1   AllianceBernstein Quasar Portfolio - Class A                      10,539       2,264      (1,333)          (84)    11,386
3   AllianceBernstein Real Estate Investment Portfolio -
    Class A                                                               --         153         (12)           --        141
1   AllianceBernstein Technology Portfolio - Class A                  16,526       6,587      (4,878)       (1,573)    16,662
3   AllianceBernstein Technology Portfolio - Class A                     115         114         (40)            2        191
3   AllianceBernstein Total Return Portfolio - Class A                 9,901         771        (923)       (4,167)     5,582
3   AllianceBernstein Utility Income Portfolio - Class A                  --          --          12            (7)         5
3   American Century VP Capital Appreciation Fund - Class I              202          57         (31)           --        228
3   American Century VP Income & Growth Portfolio - Class I            1,837         362        (168)           10      2,041
3   Anchor Series Trust Capital Appreciation Portfolio                   144         709        (145)            2        710
3   Anchor Series Trust Growth Portfolio                                 134         466         (91)           --        509
3   Anchor Series Trust Natural Resources Portfolio                       55         155         (35)           --        175
1   Dreyfus Stock Index Fund                                          54,823      12,849     (11,369)       (4,192)    52,111
3   Dreyfus Stock Index Fund                                             857       5,147        (910)           68      5,162
1   Dreyfus VIF Small Company Stock Portfolio - Initial
    Shares                                                             4,996       1,720      (1,179)          807      6,344
3   Dreyfus VIF Small Company Stock Portfolio - Initial
    Shares                                                                --         597        (155)          242        684
1   Fidelity VIP Asset Manager Portfolio - Initial Class              23,801       4,983      (3,501)          337     25,620
3   Fidelity VIP Asset Manager Portfolio - Initial Class                  63         136         (81)           --        118
2   Fidelity VIP Balanced Portfolio - Initial Class                  355,903     188,674     (42,064)           16    502,529
1   Fidelity VIP Contrafund Portfolio - Initial Class                 15,808       5,546      (4,465)        1,929     18,818
3   Fidelity VIP Contrafund Portfolio - Initial Class                  1,710         873        (341)           52      2,294
1   Fidelity VIP Growth Portfolio - Initial Class                     76,052      17,005     (12,032)       (4,722)    76,303
3   Fidelity VIP Growth Portfolio - Initial Class                        550         859        (238)          257      1,428
1   Fidelity VIP High Income Portfolio - Initial Class                12,213       3,089      (2,001)          943     14,244
3   Fidelity VIP High Income Portfolio - Initial Class                   743          --         (59)           --        684
1   Fidelity VIP Investment Grade Bond Portfolio - Initial
    Class                                                              4,556       1,129      (1,861)        1,607      5,431
3   Fidelity VIP Investment Grade Bond Portfolio - Initial
    Class                                                                235         310         (55)           --        490
1   Fidelity VIP Money Market Portfolio - Initial Class               20,242       6,567      (4,574)       (4,117)    18,118
3   Fidelity VIP Money Market Portfolio - Initial Class                1,264       1,923        (755)       (1,126)     1,306
1   Fidelity VIP Overseas Portfolio - Initial Class                   11,401       1,820      (1,626)       (3,645)     7,950
3   Franklin Templeton Global Asset Allocation Fund -
    Class 1                                                               42         279         (68)           --        253
3   JPMorgan Bond Portfolio                                                7          13          (5)           --         15
3   JPMorgan U.S. Large Cap Core Equity Portfolio                         --         110           3           (41)        72
3   Neuberger Berman AMT Limited Maturity Bond Portfolio                  60         109         (72)           --         97
3   Neuberger Berman AMT Partners Portfolio                               --          69         (26)            2         45
3   Oppenheimer Global Securities Fund/VA                                 45       1,591        (234)            2      1,404
3   Oppenheimer Main Street Fund/VA                                    2,411       1,108        (303)           21      3,237
3   SunAmerica Aggressive Growth Portfolio                                 8          21          (6)           --         23

                                      VA B
                                       35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

                                                                    Units,                                Units       Units,
                                                                   at the                              Transferred    at the
                                                                  Beginning      Units       Units       between      End of
                        Sub-accounts                             of the Year   Purchased   Withdrawn      Funds      the Year
-----------------------------------------------------------------------------------------------------------------------------
3   SunAmerica Alliance Growth Portfolio                               1,181         369        (202)           31      1,379
3   SunAmerica Global Bond Portfolio                                      87         300         (60)           --        327
3   SunAmerica Growth-Income Portfolio                                 1,885         997        (416)           52      2,518
3   SunAmerica MFS Mid-Cap Growth Portfolio                                9         736        (198)          315        862
3   SunAmerica SunAmerica Balanced Portfolio                             257          97         (71)           --        283
3   UIF Money Market Portfolio - Class I                                  --      63,040      (4,292)          (16)    58,732
1   Van Eck Worldwide Emerging Markets Fund                            4,106       1,169        (699)           (4)     4,572
1   Van Eck Worldwide Hard Assets Fund                                 3,795       1,050        (768)         (644)     3,433

Footnote 1 are funds under the Variable Universal Life Policy.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life product.

                                      VA B
                                       36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts), and total return for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                   Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
/1/ AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003       7,173  $    10.53  $     75,545     0.00%    0.90%   28.36%
                                                              2002       7,639        8.21        62,680     0.00%    0.90%  -25.03%
                                                              2001       7,840       10.95        85,814     7.81%    0.90%  -23.97%
/3/ AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003       1,599        8.58        13,722     0.00%    0.75%   28.55%
                                                              2002       1,198        6.67         7,994     0.00%    0.75%  -24.92%
                                                              2001         398        8.89         3,537     7.78%    0.75%  -11.11%
/1/ AIM V.I. International Growth Fund - Series I shares
                                                              2003       9,267       10.51        97,361     0.56%    0.90%   27.91%
                                                              2002       8,564        8.21        70,342     0.61%    0.90%  -16.43%
                                                              2001       7,967        9.83        78,299     3.01%    0.90%  -24.22%
/3/ AIM V.I. International Growth Fund - Series I shares
                                                              2003         205        9.23         1,897     0.56%    0.75%   28.10%
                                                              2002         131        7.21           943     1.13%    0.75%  -16.30%
                                                              2001          15        8.61           133     0.00%    0.75%  -13.89%
/3/ AllianceBernstein Global Bond Portfolio - Class A
                                                              2003       1,044       13.38        13,970     1.26%    0.75%   12.25%
                                                              2002         152       11.92         1,808     1.18%    0.75%   15.87%
                                                              2001         185       10.28         1,905     0.00%    0.75%   -1.17%
/1/ AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003      33,492       24.14       808,633     1.03%    0.90%   31.32%
                                                              2002      31,402       18.39       577,352     0.67%    0.90%  -22.75%
                                                              2001      34,130       23.80       812,322     5.05%    0.90%   -0.55%
/1/ AllianceBernstein Growth Portfolio - Class A
                                                              2003      43,464       17.00       738,804     0.00%    0.90%   33.85%
                                                              2002      46,164       12.70       586,259     0.00%    0.90%  -28.72%
                                                              2001      48,410       17.82       862,517    14.49%    0.90%  -24.16%
/1/ AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003      20,791       11.29       234,646     0.00%    0.90%   22.56%
                                                              2002      21,149        9.21       194,749     0.00%    0.90%  -31.27%
                                                              2001      22,482       13.40       301,200     4.89%    0.90%  -17.95%

                                      VA B
                                       37

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts), and total return for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                   Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
/3/ AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003       1,779  $     7.42  $     13,199     0.00%    0.75%   22.74%
                                                              2002       1,780        6.04        10,755     0.00%    0.75%  -31.16%
                                                              2001         977        8.78         8,575     0.00%    0.75%  -12.21%
/1/ AllianceBernstein Quasar Portfolio - Class A
                                                              2003      13,127       10.69       140,364     0.00%    0.90%   47.57%
                                                              2002      11,386        7.25        82,501     0.00%    0.90%  -32.38%
                                                              2001      10,539       10.72       112,936     3.45%    0.90%  -13.54%
/3/ AllianceBernstein Real Estate Investment Portfolio -
    Class A
                                                              2003         145       15.67         2,272     2.70%    0.75%   38.26%
                                                              2002         141       11.33         1,600     5.41%    0.75%    0.00%
/1/ AllianceBernstein Technology Portfolio - Class A
                                                              2003      17,899       14.68       262,716     0.00%    0.90%   42.79%
                                                              2002      16,662       10.28       171,274     0.00%    0.90%  -42.23%
                                                              2001      16,526       17.79       294,053     7.63%    0.90%  -25.91%
/3/ AllianceBernstein Technology Portfolio - Class A
                                                              2003         225        6.98         1,566     0.00%    0.75%   43.01%
                                                              2002         191        4.88           930     0.00%    0.75%  -42.14%
                                                              2001         115        8.43           973     0.00%    0.75%  -15.69%
/3/ AllianceBernstein Total Return Portfolio - Class A
                                                              2003       5,913       11.06        65,373     2.58%    0.75%   17.99%
                                                              2002       5,582        9.37        52,302     3.58%    0.75%  -11.39%
                                                              2001       9,901       10.57       104,693     4.38%    0.75%    1.35%
/3/ AllianceBernstein Utility Income Portfolio - Class A
                                                              2003           4        7.28            30     4.68%    0.75%   18.99%
                                                              2002           5        6.12            33     5.15%    0.75%    0.00%
/3/ American Century VP Capital Appreciation Fund - Class I
                                                              2003         262        8.23         2,157     0.00%    0.75%   19.57%
                                                              2002         228        6.88         1,572     0.00%    0.75%  -21.79%
                                                              2001         202        8.80         1,774     0.00%    0.75%  -11.98%
/3/ American Century VP Income & Growth Portfolio - Class I
                                                              2003       1,969        9.50        18,711     1.30%    0.75%   28.39%
                                                              2002       2,041        7.40        15,106     1.00%    0.75%  -19.97%
                                                              2001       1,837        9.25        16,996     0.00%    0.75%   -7.50%

                                      VA B
                                       38

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts), and total return for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                   Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
/3/ Anchor Series Trust Capital Appreciation Portfolio
                                                              2003         718  $     8.97  $      6,439     0.00%    0.75%   31.26%
                                                              2002         710        6.83         4,853     0.00%    0.75%  -23.23%
                                                              2001         144        8.90         1,279     0.00%    0.75%  -11.01%
/3/ Anchor Series Trust Growth Portfolio
                                                              2003         506        9.39         4,752     0.54%    0.75%   28.95%
                                                              2002         509        7.28         3,709     0.70%    0.75%  -22.75%
                                                              2001         134        9.42         1,261     7.60%    0.75%   -5.76%
/3/ Anchor Series Trust Natural Resources Portfolio
                                                              2003         182       14.18         2,585     1.01%    0.75%   46.61%
                                                              2002         175        9.67         1,692     2.69%    0.75%    7.54%
                                                              2001          55        9.00           491     0.49%    0.75%  -10.05%
/1/ Dreyfus Stock Index Fund
                                                              2003      56,134       18.36     1,030,662     1.46%    0.90%   27.21%
                                                              2002      52,111       14.43       752,111     1.37%    0.90%  -23.06%
                                                              2001      54,823       18.76     1,028,405     1.60%    0.90%  -12.97%
/3/ Dreyfus Stock Index Fund
                                                              2003       9,581        9.00        86,190     1.77%    0.75%   27.41%
                                                              2002       5,162        7.06        36,446     2.42%    0.75%  -22.94%
                                                              2001         857        9.16         7,857     0.78%    0.75%   -8.37%
/1/ Dreyfus VIF Small Company Stock Portfolio -
    Initial Shares
                                                              2003       6,298       12.52        78,872     0.12%    0.90%   41.66%
                                                              2002       6,344        8.84        56,082     0.24%    0.90%  -20.43%
                                                              2001       4,996       11.11        55,507     0.06%    0.90%   -2.42%
/3/ Dreyfus VIF Small Company Stock Portfolio -
    Initial Shares
                                                              2003         780       11.11         8,668     0.10%    0.75%   41.87%
                                                              2002         684        7.83         5,353     0.43%    0.75%    0.00%
/1/ Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003      28,187       16.49       464,743     3.36%    0.90%   16.92%
                                                              2002      25,620       14.10       361,292     3.71%    0.90%   -9.55%
                                                              2001      23,801       15.59       371,071     5.55%    0.90%   -4.95%

                                      VA B
                                       39

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts), and total return for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                   Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
/3/ Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003         176  $    10.36  $      1,819     3.36%    0.75%   17.09%
                                                              2002         118        8.84         1,043     4.72%    0.75%   -9.41%
                                                              2001          63        9.76           619     0.00%    0.75%   -2.37%
/2/ Fidelity VIP Balanced Portfolio - Initial Class
                                                              2003          --       11.28            --     5.87%    0.75%   16.85%
                                                              2002     502,529        9.65     4,849,243     2.47%    0.75%   -9.40%
                                                              2001     355,903       10.65     3,790,682     0.00%    0.75%    6.51%
/1/ Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003      18,279       14.69       268,435     0.11%    0.90%   27.31%
                                                              2002      18,818       11.53       217,059     0.75%    0.90%  -10.16%
                                                              2001      15,808       12.84       202,971     3.18%    0.90%  -13.04%
/2/ Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003     150,555       11.82     1,779,453     0.11%    0.75%   18.19%
/3/ Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003       2,509       11.00        27,584     0.11%    0.75%   27.50%
                                                              2002       2,294        8.62        19,786     0.80%    0.75%  -10.03%
                                                              2001       1,710        9.59        16,390     0.00%    0.75%   -4.15%
/1/ Fidelity VIP Growth Portfolio - Initial Class
                                                              2003      80,854       16.60     1,342,138     0.24%    0.90%   31.66%
                                                              2002      76,303       12.61       962,015     0.25%    0.90%  -30.73%
                                                              2001      76,052       18.20     1,384,279     6.90%    0.90%  -18.39%
/3/ Fidelity VIP Growth Portfolio - Initial Class
                                                              2003       1,792        8.11        14,528     0.24%    0.75%   31.86%
                                                              2002       1,428        6.15         8,780     0.39%    0.75%  -30.63%
                                                              2001         550        8.86         4,874     0.00%    0.75%  -11.37%
/1/ Fidelity VIP High Income Portfolio - Initial Class
                                                              2003      16,069       11.71       188,101     6.88%    0.90%   26.13%
                                                              2002      14,244        9.28       132,204     9.57%    0.90%    2.52%
                                                              2001      12,213        9.05       110,566    12.92%    0.90%  -12.53%
/3/ Fidelity VIP High Income Portfolio - Initial Class
                                                              2003         623       11.55         7,194     6.88%    0.75%   26.31%
                                                              2002         684        9.15         6,261     8.54%    0.75%    2.67%
                                                              2001         743        8.91         6,619     0.00%    0.75%  -10.91%

                                      VA B
                                       40

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts), and total return for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                   Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
/1/ Fidelity VIP Investment Grade Bond Portfolio -
    Initial Class
                                                              2003       6,138  $    15.94  $     97,841     4.59%    0.90%    4.26%
                                                              2002       5,431       15.29        83,037     3.82%    0.90%    9.35%
                                                              2001       4,556       13.98        63,703     4.81%    0.90%    7.49%
/3/ Fidelity VIP Investment Grade Bond Portfolio -
    Initial Class
                                                              2003         458       11.97         5,485     4.59%    0.75%    4.42%
                                                              2002         490       11.47         5,615     4.69%    0.75%    9.52%
                                                              2001         235       10.47         2,463     0.00%    0.75%    4.71%
/1/ Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003      19,381       13.10       253,980     1.00%    0.90%    0.09%
                                                              2002      18,118       13.09       237,209     1.76%    0.90%    0.78%
                                                              2001      20,242       12.99       262,961     4.12%    0.90%    3.25%
/3/ Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003       1,150       10.28        11,829     1.00%    0.75%    0.24%
                                                              2002       1,306       10.26        13,399     1.89%    0.75%    0.93%
                                                              2001       1,264       10.16        12,848     0.71%    0.75%    1.64%
/1/ Fidelity VIP Overseas Portfolio - Initial Class
                                                              2003       8,621       13.99       120,609     0.72%    0.90%   42.09%
                                                              2002       7,950        9.85        78,283     0.92%    0.90%  -20.99%
                                                              2001      11,401       12.46       142,091    13.77%    0.90%  -21.88%
/2/ Franklin Templeton Foreign Securities Fund - Class 2
                                                              2003     100,540       11.25     1,131,003     0.00%    0.75%   12.49%
/3/ Franklin Templeton Global Asset Allocation Fund -
    Class 1
                                                              2003         267       11.47         3,064     2.14%    0.75%   31.32%
                                                              2002         253        8.74         2,209     2.79%    0.75%   -4.88%
                                                              2001          42        9.19           389     0.00%    0.75%   -8.15%
/3/ JPMorgan Bond Portfolio
                                                              2003          55       11.54           640     1.26%    0.75%    2.94%
                                                              2002          15       11.21           170     0.57%    0.75%    7.99%
                                                              2001           7       10.38            68     4.75%    0.75%    3.80%
/2/ JPMorgan Mid Cap Value Portfolio
                                                              2003      80,432       11.06       889,291     0.00%    0.75%   10.56%

                                      VA B
                                       41

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts), and total return for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                   Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
/3/ JPMorgan U.S. Large Cap Core Equity Portfolio
                                                              2003          80  $     8.65  $        691     0.33%    0.75%   27.18%
                                                              2002          72        6.80           487     0.06%    0.75%    0.00%
/2/ Merrill Lynch Small Cap Value Fund - Class I
                                                              2003      40,216       11.37       457,190     0.13%    0.75%   13.68%
/3/ Neuberger Berman AMT Limited Maturity Bond Portfolio
                                                              2003         144       11.04         1,595     4.86%    0.75%    1.66%
                                                              2002          97       10.86         1,058     2.91%    0.75%    4.55%
                                                              2001          60       10.39           625     0.00%    0.75%    3.92%
/3/ Neuberger Berman AMT Partners Portfolio
                                                              2003          49        9.74           479     0.00%    0.75%   34.08%
                                                              2002          45        7.27           329     0.73%    0.75%    0.00%
/3/ Oppenheimer Global Securities Fund/VA
                                                              2003       2,934       10.41        30,545     0.94%    0.75%   41.95%
                                                              2002       1,404        7.33        10,300     1.21%    0.75%  -22.72%
                                                              2001          45        9.49           427     0.00%    0.75%   -5.10%
/3/ Oppenheimer Main Street Fund/VA
                                                              2003       3,087        9.43        29,114     0.97%    0.75%   25.77%
                                                              2002       3,237        7.50        24,279     0.85%    0.75%  -19.40%
                                                              2001       2,411        9.30        22,438     0.00%    0.75%   -6.95%
/2/ PIMCO VIT High Yield Bond Portfolio -
    Administrative Class
                                                              2003      20,108       10.53       211,675     3.21%    0.75%    5.27%
/2/ PIMCO VIT Long-Term U.S. Government Portfolio -
    Administrative Class
                                                              2003      75,405       10.05       757,857     3.15%    0.75%    0.50%
/3/ SunAmerica Aggressive Growth Portfolio
                                                              2003          68        7.60           516     0.00%    0.75%   27.53%
                                                              2002          23        5.96           138     0.26%    0.75%  -25.25%
                                                              2001           8        7.98            67    15.74%    0.75%  -20.25%
/3/ SunAmerica Alliance Growth Portfolio
                                                              2003       1,528        7.83        11,965     0.26%    0.75%   24.87%
                                                              2002       1,379        6.27         8,646     0.27%    0.75%  -31.80%
                                                              2001       1,181        9.19        10,858     0.00%    0.75%   -8.08%

                                      VA B
                                       42

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts), and total return for the years ended December 31, 2003, 2002, and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                        Sub-accounts                                   Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
/3/ SunAmerica Global Bond Portfolio
                                                              2003         334  $    11.02  $      3,677     0.00%    0.75%    2.78%
                                                              2002         327       10.72         3,507     3.97%    0.75%    5.13%
                                                              2001          87       10.20           890     2.95%    0.75%    1.97%
/3/ SunAmerica Growth-Income Portfolio
                                                              2003       2,780        8.73        24,280     1.02%    0.75%   24.70%
                                                              2002       2,518        7.00        17,633     0.98%    0.75%  -21.74%
                                                              2001       1,885        8.95        16,872     0.46%    0.75%  -10.51%
/3/ SunAmerica MFS Mid-Cap Growth Portfolio
                                                              2003       1,190        5.71         6,793     0.00%    0.75%   36.21%
                                                              2002         862        4.19         3,614     0.00%    0.75%  -47.56%
                                                              2001           9        7.99            69    10.90%    0.75%  -20.07%
/3/ SunAmerica SunAmerica Balanced Portfolio
                                                              2003         311        8.89         2,766     1.80%    0.75%   14.26%
                                                              2002         283        7.78         2,201     2.24%    0.75%  -15.83%
                                                              2001         257        9.24         2,374     1.18%    0.75%   -7.58%
/3/ UIF Money Market Portfolio - Class I
                                                              2003      98,045       10.31     1,010,698     0.58%    0.75%   -0.20%
                                                              2002      58,732       10.33       606,660     1.66%    0.75%    0.00%
/1/ Van Eck Worldwide Emerging Markets Fund
                                                              2003       7,148        9.93        70,960     0.09%    0.90%   52.81%
                                                              2002       4,572        6.50        29,699     0.15%    0.90%   -3.77%
                                                              2001       4,106        6.75        27,717     0.00%    0.90%   -2.70%
/1/ Van Eck Worldwide Hard Assets Fund
                                                              2003       3,993       12.63        50,411     0.36%    0.90%   43.78%
                                                              2002       3,433        8.78        30,146     0.90%    0.90%   -3.70%
                                                              2001       3,795        9.12        34,602     1.12%    0.90%  -11.25%

Footnote 1 are funds under the Variable Universal Life Policy.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life product.

                                      VA B
                                       43

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Sub-account, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the year ended December 31, 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

                                      VA B
                                       44

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

[Logo of PricewaterhouseCoopers LLP]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713)356-4000

                         Report of Independent Auditors

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of income, shareholder's equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
----------------------------------------

April 14, 2004

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                      December 31,  December 31,
                                                          2003          2002
                                                      ------------  ------------
Assets
------
Investments:
Fixed maturities:
   Bonds available for sale, at market value
   (cost: 2003 - $7,281,256; 2002 - $7,082,775)       $  7,791,941  $  7,414,518
Equity securities available for sale, at market
 value
   (cost: 2003 - $994; 2002 - $9,631)                        1,652         9,635
Mortgage loans on real estate, net of allowance
   (2003 - $19,000; 2002 - $19,000)                        395,008       366,162
Policy loans                                                11,115        10,360
Other long-term investments                                 79,779        68,021
Short-term investments, at cost (approximates
 market value)                                              93,935        32,277
                                                      ------------  ------------
   Total investments                                     8,373,430     7,900,973


Cash                                                         2,275            --
Investment income due and accrued                          116,023       114,389
Reinsurance assets                                          30,043        44,125
Deferred policy acquisition costs                           85,908       173,205
Amounts due from related parties                            18,772            --
Other assets                                                 4,282         8,714
Assets held in separate accounts                           216,087       196,146
                                                      ------------  ------------
      Total assets                                    $  8,846,820  $  8,437,552
                                                      ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                      December 31,  December 31,
                                                          2003          2002
                                                      ------------  ------------
Liabilities
-----------
   Policyholders' contract deposits                   $  5,059,693  $  5,167,321
   Future policy benefits for life and accident
    and health insurance contracts                       2,347,473     2,169,296
   Reserve for unearned premiums                             5,338         6,159
   Policy and contract claims                               53,811        53,222
   Income taxes payable                                     51,450         8,136
   Amounts due to related parties                               --         1,943
   Derivative liabilities, at market                        19,448        12,602
   Other liabilities                                       183,925       101,996
   Liabilities related to separate accounts                216,087       196,146
                                                      ------------  ------------
      Total liabilities                                  7,937,225     7,716,821
                                                      ------------  ------------
Shareholder's equity
--------------------
   Common stock, $200 par value; 16,125 shares
    authorized, issued and outstanding                       3,225         3,225
   Additional paid-in capital                              238,025       238,025
   Accumulated other comprehensive income                  250,575       165,705
   Retained earnings                                       417,770       313,776
                                                      ------------  ------------
      Total shareholder's equity                           909,595       720,731
                                                      ------------  ------------
Total liabilities and shareholder's equity            $  8,846,820  $  8,437,552
                                                      ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Revenues:
   Premiums and other considerations   $    390,408  $    216,291  $    503,560
   Net investment income                    542,949       540,971       483,261
   Realized capital gains (losses)            1,143      (142,314)       55,478
                                       ------------  ------------  ------------
      Total revenues                        934,500       614,948     1,042,299
                                       ------------  ------------  ------------
Benefits and expenses:
   Death and other benefits                 310,501       324,161       297,624
   Increase in future policy benefits
    and policyholders' contract
    deposits                                383,371       277,655       536,386
   Insurance acquisition and other
    operating expenses                       81,664        44,144        75,819
                                       ------------  ------------  ------------
      Total benefits and expenses           775,536       645,960       909,829
                                       ------------  ------------  ------------
Income (loss) before income taxes           158,964       (31,012)      132,470
                                       ------------  ------------  ------------
Income taxes:
   Current                                   31,497        25,774        48,632
   Deferred                                  23,473       (36,936)       (2,052)
                                       ------------  ------------  ------------
      Total income tax expense
       (benefit)                             54,970       (11,162)       46,580
                                       ------------  ------------  ------------
Net income (loss) before cumulative
 effect of accounting changes               103,994       (19,850)       85,890
Cumulative effect of accounting
 changes, net of tax                             --            --       (17,241)
                                       ------------  ------------  ------------
Net income (loss)                      $    103,994  $    (19,850) $     68,649
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Common stock
------------
Balance at beginning and end of year   $      3,225  $      3,225  $      3,225
                                       ------------  ------------  ------------
Additional paid-in capital
--------------------------
Balance at beginning of year                238,025       197,025       197,025
Capital contributions from parent                --        41,000            --
                                       ------------  ------------  ------------
Balance at end of year                      238,025       238,025       197,025
                                       ------------  ------------  ------------
Accumulated other comprehensive
-------------------------------
 income
 ------
   Balance at beginning of year             165,705        39,124        35,623
   Change in net unrealized
    appreciation of investments - net
    of reclassifications                    134,876       205,565         2,590
      Deferred income tax expense on
       above changes                        (45,858)      (69,223)         (659)
   Change in net derivative (losses)
    gains arising from cash flow
    hedging activities                       (6,381)      (15,017)        2,416
      Deferred income tax benefit
       (expense) on above changes             2,233         5,256          (846)
                                       ------------  ------------  ------------
   Balance at end of year                   250,575       165,705        39,124
                                       ------------  ------------  ------------
Retained earnings
-----------------
Balance at beginning of year                313,776       333,626       264,977
Net income                                  103,994       (19,850)       68,649
                                       ------------  ------------  ------------
Balance at end of year                      417,770       313,776       333,626
                                       ------------  ------------  ------------
Total shareholder's equity             $    909,595  $    720,731  $    573,000
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Cash flows from operating activities:
   Net income (loss)                   $    103,994  $    (19,850) $     68,649
Adjustments to reconcile net income
 (loss) to net cash provided by
 operating activities:
      Change in insurance reserves          177,945      (139,000)      179,216
      Change in accounting principles            --            --        26,524
      Change in reinsurance assets           14,082       151,731       155,870
      Change in deferred policy
       acquisition costs                     42,741       (42,114)      (33,119)
      Change in other policyholders'
       funds                                (69,434)      947,993       659,988
      Change in investment income due
       and accrued                           (1,634)      (17,535)       (7,491)
      Realized capital (gains) losses        (1,143)      142,314       (55,478)
      Change in income taxes - net             (311)      (30,621)      (16,076)
      Change in reserves for
       commissions, expenses and
       taxes                                    260        (2,058)         (825)
      Amortization of premiums and
       discounts on securities              (22,912)      (15,106)      (19,148)
      Change in other assets and
       liabilities - net                     51,566       124,488       (39,159)
                                       ------------  ------------  ------------
Net cash provided by operating
 activities                                 295,154     1,100,242       918,951
                                       ------------  ------------  ------------
Cash flows from investing activities:
      Sale of fixed maturities            2,143,951     1,642,037     1,697,686
      Cost of fixed maturities,
       matured or redeemed                  441,382       759,609       423,471
      Sale of equity securities              13,053        12,499        36,294
      Sale of real estate                        --        36,098            --
      Purchase of fixed maturities       (2,759,575)   (3,447,345)   (3,053,470)
      Purchase of equity securities          (3,263)         (519)       (5,068)
      Purchase of real estate                   721            --       (23,799)
      Mortgage loans funded                 (87,200)      (30,695)      (20,175)
      Repayments of mortgage loans           37,641        48,014       109,270
      Change in policy loans                   (755)         (148)          269
      Change in short-term
       investments                          (61,658)       36,342       (45,114)
      Change in other long-term
       investments                           24,693        (3,431)       42,521
      Other - net                            (3,676)      (49,806)        8,433
                                       ------------  ------------  ------------
Net cash used in investing activities      (254,686)     (997,345)     (829,682)
                                       ------------  ------------  ------------
Cash flows from financing activities:
      Net policyholder account
       deposits/withdrawals                 (38,193)     (143,909)      (89,266)
      Capital contribution from
       parent                                    --        41,000            --
                                       ------------  ------------  ------------
Net cash used in financing activities       (38,193)     (102,909)      (89,266)
                                       ------------  ------------  ------------
Change in cash                                2,275           (12)            3
Cash at beginning of year                        --            12             9
                                       ------------  ------------  ------------
Cash at end of year                    $      2,275  $         --  $         12
                                       ============  ============  ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Comprehensive income
--------------------
Net income (loss)                      $    103,994  $    (19,850) $     68,649
                                       ------------  ------------  ------------
Other comprehensive income
--------------------------
Change in net unrealized appreciation
 of investments - net of
 reclassifications                          134,876       205,565         2,590
   Deferred income tax expense on
    above changes                           (45,858)      (69,223)         (659)
Change in net derivative (losses)
 gains arising from cash flow hedging
 activities                                  (6,381)      (15,017)        2,416
   Deferred income tax benefit
    (expense) on above changes                2,233         5,256          (846)
                                       ------------  ------------  ------------
Other comprehensive income                   84,870       126,581         3,501
                                       ------------  ------------  ------------
Comprehensive income                   $    188,864  $    106,731  $     72,150
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------

1.   Nature of Business
     ------------------

          American International Life Assurance Company of New York (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, Virgin Island, Canada and Guam.

2.   Summary of Significant Accounting Policies
     ------------------------------------------

     (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Actual results could differ from those estimates.

     (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2003. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                2003         2002
                                          ----------   ----------
          Statutory net income (loss)     $   89,931   $  (62,760)
          Statutory capital and surplus   $  496,240   $  441,062

          The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutorily required mortality and interest assumptions without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

     --------------------------------------------------------

     (c) Insurance and Investment Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allows the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

     (d) Investments: Fixed maturities available for sale, where the Company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related acquisition cost amortization and deferred income taxes in shareholder's equity.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

          The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other-than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

          In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $17.2 million, net of tax.

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     --------------------------------------------------------

          ------------------------

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

          Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net realized investment gain (losses), consistent with the equity method of accounting.

          Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

          Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding.

          Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

          Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

     (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts. Any amounts deemed unrecoverable are charged to expense.

     --------------------------------------------------------

          ------------------------------------------------

          With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product.

          Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

          DAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

     (f) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

          A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

     (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

          Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

     ---------------------------------------------------------

          -------------------------------------------------------------------

          For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

          Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

     (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

     (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related benefits in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $658,000, $428,627 and $35,729 for the years ended December 31, 2003, 2002, and 2001, respectively.

     (k) Reinsurance: The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

          Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

     --------------------------------------------------------

     (l) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("FAS 138").

          Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. AI Life did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

          On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

          The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

          During 2003, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2003.

     (m) Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation. Such reclassifications had no effect on shareholder's equity, net income (loss) or cash flows.

     (n) Accounting Standards: In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" ("FAS 142"). As of January 1, 2002, the Company adopted FAS
          142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in FAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142 had no affect on the Company's results of operations or financial condition.

          In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the

     --------------------------------------------------------

          ----------------------------------

          guarantee be established and recognized through earnings. The adoption of FIN45 did not have a material impact on the Company's results of operations or financial condition.

          In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

          The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

          The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

          The following VIE activities are not consolidated by the Company under FIN46R:

               (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

               (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     --------------------------------------------------------

          ----------------------------------

               (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

          In April 2003, the Derivatives Implementation Group of the FASB cleared Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments" ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's results of operations or its financial position.

          In July 2003, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). This statement is effective as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

          In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting change upon adoption to approximate $52,650 after taxes, to be recorded in the first quarter of 2004.

3.   Investment Information
     ----------------------

     (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                          Years ended December 31,
                                    ------------------------------------
                                       2003         2002         2001
                                    ----------   ----------   ----------
Fixed maturities                    $  510,472   $  490,780   $  424,858
Equity securities                          331          860        2,986
Mortgage loans                          31,058       31,862       41,159
Real estate                                 --        1,461        4,297
Policy loans                               744          738          752
Cash and short-term investments            903        2,029        3,348
Other long-term investments              4,331       15,353       12,246
                                    ----------   ----------   ----------
   Total investment income             547,839      543,083      489,646
Investment expenses                      4,890        2,112        6,385
                                    ----------   ----------   ----------
   Net investment income            $  542,949   $  540,971   $  483,261
                                    ==========   ==========   ==========

     (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2003, 2002 and 2001 are summarized below (in thousands):

                                          Years ended December 31,
                                    ------------------------------------
                                       2003         2002         2001
                                    ----------   ----------   ----------
Realized gains (losses) on
 investments:
Fixed maturities                    $    3,244   $  (89,412)  $   13,081
Equity securities                        1,156       (2,904)      17,722
Real estate                                 --         (648)      (1,522)
Mortgage loans                            (722)          --           --
Other long-term investments             (2,535)     (49,350)      26,197
                                    ----------   ----------   ----------
Realized gains (losses)             $    1,143   $ (142,314)  $   55,478
                                    ==========   ==========   ==========
Change in unrealized
 appreciation (depreciation)
 of investments:
Fixed maturities                    $  178,942   $  272,131   $   90,452
Equity securities                          654        2,181      (18,446)
Other long-term investments                 --           --      (69,416)
Deferred policy acquisition costs      (44,555)     (68,692)          --
Negative investment in minority
 interest                                 (165)         (55)          --
Derivative assets                       (6,381)     (15,017)       2,416
                                    ----------   ----------   ----------
Change in unrealized appreciation
 (depreciation) of investments      $  128,495   $  190,548   $    5,006
                                    ==========   ==========   ==========

          During 2003, 2002 and 2001, gross gains of $61,092,000, $67,334,000 and $84,375,000, respectively, and gross losses of $57,848,000, $156,746,000 and $71,294,000, respectively, were realized on dispositions of fixed maturities. The 2003, 2002 and 2001 losses include writedowns of $35,639,000, $82,854,000 and $24,800,000, respectively for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

     ------------------------------------

          During 2003, 2002 and 2001, gross gains of $1,177,000, $465,000 and
          $17,722,000, respectively, and gross losses of $21,000, $3,369,000 and $0, respectively, were realized on dispositions of equity securities.

          The following table summarizes the gross unrealized losses and cost on investment securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 (in thousands):

                                     Less than 12 months           12 Months or more                  Total
                                 ---------------------------   ---------------------------   ---------------------------
                                                 Unrealized                    Unrealized                    Unrealized
December 31, 2003                  Cost(a)         Losses        Cost(a)         Losses        Cost(a)         Losses
------------------------------------------------------------------------------------------------------------------------
Fixed maturities                 $     15,455   $      1,392   $    956,777   $     45,452   $    972,232   $     46,844

          (a)  For bonds, represents amortized cost

     (c)  Market Value of Fixed Maturities and Unrealized Appreciation of
          Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2003 and 2002 are as follows (in thousands):

                                                           Gross          Gross        Estimated
                                          Amortized      Unrealized     Unrealized       Market
2003                                         Cost          Gains          Losses         Value
--------------------------------------   ------------   ------------   ------------   ------------
Fixed maturities:
   U.S. Government and government
    agencies and authorities             $     84,724   $     18,337   $         19   $    103,042
   Foreign Governments                         25,664          2,450             --         28,114
   States, municipalities and
    political subdivisions                     41,841          7,748             --         49,589
   Mortgage-backed securities                 137,579          5,579          1,532        141,626
   All other corporate                      6,991,448        523,415         45,293      7,469,570
                                         ------------   ------------   ------------   ------------
Total fixed maturities                   $  7,281,256   $    557,529   $     46,844   $  7,791,941
                                         ============   ============   ============   ============
Equity securities                        $        994   $        658   $         --   $      1,652
                                         ============   ============   ============   ============

                                                           Gross          Gross        Estimated
                                          Amortized      Unrealized     Unrealized       Market
2002                                         Cost          Gains          Losses         Value
--------------------------------------   ------------   ------------   ------------   ------------
Fixed maturities:
   U.S. Government and government
    agencies and authorities             $     62,559   $     13,823   $          5   $     76,377
   Foreign Governments                         17,310          1,189              1         18,498
   States, municipalities and
    political subdivisions                    154,479         20,956             --        175,435
   Mortgage-backed securities                 979,866         69,388          1,868      1,047,386
   All other corporate                      5,868,561        398,024        169,763      6,096,822
                                         ------------   ------------   ------------   ------------
Total fixed maturities                   $  7,082,775   $    503,380   $    171,637   $  7,414,518
                                         ============   ============   ============   ============
Equity securities                        $      9,631   $         53   $         49   $      9,635
                                         ============   ============   ============   ============

     ------------------------------------

     (c) Market Value of Fixed Maturities and Unrealized Appreciation of Investments - (continued):

          The amortized cost and estimated market value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Estimated
                                          Amortized        Market
                                            Cost           Value
                                         ------------   ------------
Fixed maturity securities, excluding
 mortgage-backed securities:
   Due in one year or less               $    272,001   $    276,813
   Due after one year through five
    years                                   1,139,964      1,209,095
   Due after five years through ten
    years                                   1,820,188      1,970,056
   Due after ten years                      3,911,524      4,194,350
Mortgage-backed securities                    137,579        141,627
                                         ------------   ------------
   Total fixed maturity securities       $  7,281,256   $  7,791,941
                                         ============   ============

     (d)  Net Unrealized Gains (Losses) on Fixed Maturities and Equity
          Securities: Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                             2003           2002           2001
                                         ------------   ------------   ------------
Gross unrealized gains                   $    558,187   $    503,433   $    212,644
Gross unrealized losses                       (46,844)      (171,686)      (155,209)
Deferred policy acquisition costs            (113,247)       (68,692)            --
Deferred income tax expense                  (135,183)       (89,325)       (20,102)
                                         ------------   ------------   ------------
   Net unrealized gains on securities    $    262,913   $    173,730   $     37,333
                                         ============   ============   ============

     (e) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2003 and 2002.

          At December 31, 2003, the gross weighted average coupon of this portfolio was 6.33.

     (f) Fixed Maturities Below Investment Grade: At December 31, 2003 and 2002, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $596,986,014 and $648,746,000, respectively, and an aggregate market value of $597,928,332 and $556,530,000, respectively.

     (g) Non-income Producing Assets: Non-income producing assets were insignificant.

     (h) Investments Greater than 10% of Equity: The market value of investments in the following companies exceeded 10% of the Company's total shareholder's equity at December 31, 2003 (in thousands).

          CWMBS, Inc.                      $    109,874
          Goldman Sachs                          92,862

     (i) Statutory Deposits: Securities with a carrying value of $6,520,968 and $4,155,589 were deposited by the Company under requirements of regulatory authorities as of December 31, 2003 and 2002, respectively.

     ------------------------------------

     (j) Mortgage Loans: At December 31, 2003, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 17% by properties located in both the Pacific and West South Central regions and 12% by properties located in both the South Atlantic and New England regions. No more than 7% of the portfolio was secured by properties in any other region.

          At December 31, 2003, the type of property collateralizing the mortgage loan portfolio was approximately 30% for office, 17% for retail, 25% for residential, 7% for industrial and 16% for hotel/motel.

4.   Deferred Policy Acquisition Costs
     ---------------------------------

     The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                  Years ended December 31,
                                         ------------------------------------------
                                             2003           2002           2001
                                         ------------   ------------   ------------
Balance at beginning of year             $    173,205   $    198,453   $    165,349
Acquisition costs deferred                      4,713         59,400         60,106
Amortization charged to income                (47,455)       (15,160)       (26,358)
Effect of net unrealized gains/losses         (44,555)       (68,692)            --
Deferred policy acquisition costs
 transfer for terminated reinsurance               --           (796)          (644)
                                         ------------   ------------   ------------
Balance at end of year                   $     85,908   $    173,205   $    198,453
                                         ============   ============   ============

     For the years ended December 31, 2003 and 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded prior to 2002, as the comparable amounts were not material to the deferred policy acquisition costs balance or equity.

     During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.   Policyholder Contract Deposits and Future Policy Benefits
     ---------------------------------------------------------

     (a) The analysis of the future policy benefits and policyholder contract deposit liabilities at December 31, 2003 and 2002 follows (in thousands):

                                             2003           2002
                                         ------------   ------------
Policyholder contract deposits:
Annuities                                $  4,467,621   $  4,547,062
Guaranteed investment contracts (GICs)        393,674        436,758
Universal life                                112,732        111,579
Corporate owned life insurance                 32,516         30,904
Other investment contracts                     53,150         41,018
                                         ------------   ------------
                                         $  5,059,693   $  5,167,321
                                         ============   ============

     -----------------------------------------------------------------------

                                             2003           2002
                                         ------------   ------------
Future policy benefits:
Ordinary life                            $     19,951   $     39,631
Group life                                     23,304         18,825
Life contingent annuities                   1,150,861        967,828
Terminal funding                            1,121,810      1,122,367
Accident and health                            31,547         20,645
                                         ------------   ------------
                                         $  2,347,473   $  2,169,296
                                         ============   ============

     (b) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.9 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

          (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2003 was 5.96 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.35 percent to 5.95 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

     (c) The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 11.5 percent and grade to not less than 3.5 percent.

          (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 2.4 percent.

6.   Income Taxes
     ------------

     (a)  Income tax liabilities were as follows (in thousands):

                                           Years ended December 31,
                                         ---------------------------
                                             2003           2002
                                         ------------   ------------
Current tax receivables                  $    (29,720)  $     (5,769)
Deferred tax liabilities                       81,170         13,905
                                         ------------   ------------
   Income taxes payable                  $     51,450   $      8,136
                                         ============   ============

     -------------------------

     The components of deferred tax assets and liabilities were as follows (in thousands):

                                           Years ended December 31,
                                         ---------------------------
                                             2003           2002
                                         ------------   ------------
Deferred tax assets:
   Basis differential of investments     $     (3,037)  $     (8,738)
   Policy reserves                            (49,977)       (95,742)
   Other                                       (8,815)        (7,246)
                                         ------------   ------------
                                              (61,829)      (111,726)
                                         ------------   ------------
Deferred tax liabilities:
   Net unrealized gains on debt and
    equity securities available for
    sale                                 $    128,539   $     84,915
   Deferred policy acquisition costs           10,897         40,206
   Other                                        3,563            510
                                         ------------   ------------
                                              142,999        125,631
                                         ------------   ------------
Net deferred tax liabilities             $     81,170   $     13,905
                                         ============   ============

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2003, the Company had approximately $2,879,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $1,007,650.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                  Years ended December 31,
                                         ------------------------------------------
                                             2003           2002           2001
                                         ------------   ------------   ------------
Income tax at statutory percentage
 of GAAP pretax income                   $     55,637   $    (10,854)  $     46,365
Prior year correction                            (549)          (495)            --
Other                                            (118)           187            215
                                         ------------   ------------   ------------
   Income tax expense (benefit)          $     54,970   $    (11,162)  $     46,580
                                         ============   ============   ============

     (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.

          The Company has a written agreement with the Parent under which each subsidiary agrees to pay the Parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one

     -------------------------

          hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7.   Commitments and Contingencies
     -----------------------------

          The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

          The Company had $25.8 million and $48.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2003 and 2002, respectively.

8.   Derivative Financial Instruments
     --------------------------------

     (a)  Use of Derivative Financial Instruments:
          The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

          Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

     (b)  Interest Rate and Currency Swap Agreements:
          Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

          Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

          The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     -----------------------------------------------

          The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholder's equity, consistent with the treatment of the related investment security.

          For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

          Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

          Interest rate and currency swap agreements at December 31 were as follows (in millions):

Liability Swaps                              2003           2002
--------------------------------------   ------------   ------------
Interest rate swap agreements to
 receive float rate:
   Notional amount                       $        175   $        175
   Fair value                                      10             12

Asset Swaps
--------------------------------------
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)     $         30   $         47
   Fair value                                      (9)           (.5)
Currency swap agreements (receive U.S.
 dollars/pay Euro dollars):
   Notional amount (in U.S. dollars)     $          5             --
   Fair Value                                      (1)            --

     (c)  Credit and Market Risk:

          Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's results of operations or financial position.

          The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9.   Fair Value of Financial Instruments
     -----------------------------------

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information. FASB 107 excludes certain financial instruments, including those related to investment contracts.

     --------------------------------------------------

          The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                            Fair          Carrying
2003                                        Value          Amount
--------------------------------------   ------------   ------------
Cash and short-term investments          $     96,210   $     96,210
Fixed maturities                            7,791,941      7,791,941
Equity securities                               1,652          1,652
Mortgage and policy loans                     466,478        406,123

Investment contracts                        4,947,379      4,861,294
Other long-term investments                    41,913         41,913
Assets and liabilities related to
 separate accounts                            216,087        216,087
Derivative liabilities                         19,448         19,448

                                            Fair          Carrying
2002                                        Value          Amount
--------------------------------------   ------------   ------------
Cash and short-term investments          $     32,277   $     32,277
Fixed maturities                            7,414,518      7,414,518
Equity securities                               9,635          9,635
Mortgage and policy loans                     438,250        376,522

Investment contracts                        5,142,571      4,983,820
Other long-term investments                    68,021         68,021
Assets and liabilities related to
 separate accounts                            196,146        196,146
Derivative liabilities                         12,602         12,602

     (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

          Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

     -------------------------------------------------

          Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

          Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

10.  Shareholder's Equity
     --------------------

     (a) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2003 or 2002.

     (b) The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

11.  Employee Benefits
     -----------------

     (a) Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceed the plan assets at December 31, 2003 by $478 million.

     (b) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123, "Accounting for Stock-Based Compensation" ("FAS 123"), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

12.  Leases
     ------

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2003, the future minimum lease payments under operating leases were as follows (in thousands):

           Year                                       Payments
           --------------------                     ------------
           2004                                     $        235
           2005                                              195
           2006 and later years                               --
                                                    ------------
           Total                                    $        430
                                                    ============

     --------------------

          Rent expense approximated $609,000, $895,000 and $1,427,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

13.  Reinsurance
     -----------

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2003                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 37,356,256   $    610,865   $  1,106,044   $ 37,851,435            2.9%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    144,772   $      4,602   $      3,433   $    143,603            2.4%
   Accident and Health                         42,957         33,860            230          9,327            2.5%
   Annuity                                    237,875            397             --        237,478             --%
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    425,604   $     38,859   $      3,663   $    390,408            0.9%
                                         ============   ============   ============   ============

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2002                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 37,923,271   $ 20,182,555   $ 20,540,957   $ 38,281,673           53.7%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    125,430   $      2,759   $      1,857   $    124,528            1.5%
   Accident and Health                         36,095         28,786           (230)         7,079           (3.2%)
   Annuity                                     85,083            399             --         84,684             --%
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    246,608   $     31,944   $      1,627   $    216,291            0.8%
                                         ============   ============   ============   ============

     -------------------------

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2001                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 38,290,767   $ 20,815,247   $ 21,274,270   $ 38,749,790           54.9%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    110,567   $      2,911   $      1,297   $    108,953            1.2%
   Accident and Health                         27,368         13,050         25,370         39,688           63.9%
   Annuity                                    355,299            380             --        354,919             --
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    493,234   $     16,341   $     26,667   $    503,560            5.3%
                                         ============   ============   ============   ============

     (b) The maximum amount retained on any one life by the Company is $2,500,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $25,960,000 and $8,431,000 respectively, for the years ended December 31, 2003 and 2002.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.  Transactions with Related Parties
     ---------------------------------

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $17,809,000 and $2,397,000, respectively, for the year ended December 31, 2003. Premium income and commission ceded for 2002 amounted to $19,515,000 and $2,473,000, respectively. Premium income and commission ceded for 2001 amounted to $448,000 and $1,000, respectively. Premium income and commission expense assumed from affiliates aggregated $13,000 and $0, respectively, for 2003, compared to $95,000 and $3,000, respectively, for 2002, and $23,842,000 and
          $1,745,000, respectively, for 2001.

          In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $11,399,000 in premiums relating to this business for 2003, $4,042,000 for 2002, and $6,056,000 for 2001.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2003, 2002 and 2001, the Company was charged $10,589,000, $6,556,000 and $29,063,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $7,648,000 and $34,536,000, respectively, for costs incurred by the Company but attributable to affiliates.

     ----------------------------------------------

     (d) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $15,700,000 as of December 31, 2001.

15.  Restructuring Charges
     ---------------------

          In connection with the Parent's merger with American General Corporation during 2001, the Company has incurred $3,500,000 in restructuring costs. These restructuring costs have been paid as of December 31, 2003.

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

(a)  Board of Directors Resolution.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts. (1)

(b)  Custodian Agreements.  Inapplicable

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (5)

     (2)  Form of Selling Group Agreement. (7)

(d)  Contracts.

     (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating (Policy Form No. 21GVULD997). (2)

     (2) Form of Group Flexible Premium Variable Life Insurance Certificate (Certificate Form No. 26GVULD997). (2)

(e)  Applications.

     (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 24COLI400NY. (5)

     (2) Form of Supplemental Application for Life Insurance, Form No. 24GVSUP997NY. (6)

     (3)  Form of Subaccount Transfer Request form. (6)

     (4)  Form of Premium Allocation form. (6)

     (5)  Form of Loan/Surrender Request form. (6)

     (6)  Form of Dollar Cost Averaging Request form. (6)

     (7)  Form of Change Request form. (6)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (5)

     (2) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (3) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (4) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (5) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (7) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

(g)  Reinsurance Contracts.  Inapplicable

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and American International Life Assurance Company of New York. (5)

     (2)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AI Life Assurance Company of New York. (4)

     (2)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley

             Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York. (5)

     (3)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and American International Life Assurance Company of New York. (5)

     (4)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York. (6)

     (5)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and American International Life Assurance Company of New York. (6)

     (6)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and American International Life Assurance Company of New York. (6)

     (7)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and American International Life Assurance Company of New York. (6)

     (8)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and American International Life Assurance Company of New York. (6)

     (9)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (6)

     (10)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and American International Life Assurance Company of New York. (6)

     (11)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and American International Life Assurance Company of New York. (6)

     (12)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

     (13)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

     (14)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

(i)  Administrative Contracts.

     (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York.
          (5)

     (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (5)

     (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (5)

     (4) Form of Addendum No. 6 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated June 9, 1981. (5)

     (5) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (5)

     (6) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (5)

     (7) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, LLC, effective January 1, 2002. (7)

(j)  Other Material Contracts.  None

(k)  Legal Opinion.

     (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, American International Life Assurance Company of New York. (3)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American International Life Assurance Company of New York's actuary. (3)

     (2) Opinion and Consent of American International Life Assurance Company of New York's actuary. (5)

(m)  Calculation.  None

(n)  Other Opinions.

     (1) Consent of Independent Accountants, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements.  None

(p)  Initial Capital Agreements.  None

(q)  Redeemability Exemption.

     (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (1)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90686) of Variable Account B of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on March 23, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 25, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on June 16, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 27, 2004.

Item 27.  Directors and Officers of the Depositor

    Name and Principal       Positions and Offices with Depositor American
     Business Address        International Life Assurance Company of New York
--------------------------   ---------------------------------------------------
Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
Marion E. Fajen              Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley             Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell, III        Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes               Director
70 Pine Street
New York, NY 10270

David L. Herzog              Director
2929 Allen Parkway
Houston, TX 77019

John I. Howell               Director
Indian Rock Corp.
263 Glenville Rd., 2nd Fl.
Greenwich, CT 06831

Donald P. Kanak, Jr.         Director
70 Pine Street
New York, NY 10270

William M. Keeler            Director, President - Group Benefits & Financial
3600 Route 66                Institutions Profit Center and Chief Executive
Neptune, NJ 07754            Officer - Group Benefits & Financial Institutions
                             Profit Center

Nicholas A. O'Kulich         Director and Vice Chairman of the Board of
70 Pine Street               Directors
New York, NY 10270

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan           Director
70 Pine Street
New York, NY 10270

Christopher J. Swift         Director, Chief Financial Officer & Executive Vice
2929 Allen Parkway           President
Houston, TX 77019

Thomas L. Booker             President - Structured Settlements/SPIA Profit
2727 Allen Parkway           Center
Houston, TX 77019

Anne E. Bossi                Executive Vice President
3600 Route 66
Neptune, NJ 07754-1580

James A. Galli               Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta            Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Armstrong           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Erik A. Baden                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
Wayne A. Barnard             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Phillip L. Chapman           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Larry A. Compton             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Robert M. Goldbloom          Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding         Senior Vice President
830 3rd Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
Kyle L. Jennings             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

William J. Leary             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Terence McSweeney            Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi             Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
James P. Steele              Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele             Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert D. Stuchiner          Senior Vice President
830 3rd Avenue
New York, NY 10022

James M. Sweeney             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Alfred M. Thome              Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert W. Busby              Vice President
3600 Route 66
Neptune, NJ 07754-1580

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
Joseph S. Cella              Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick         Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette          Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer         Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer               Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Thomas M. Hoffman            Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig               Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
David S. Jorgensen           Vice President
2727-A Allen Parkway
Houston, TX 77019

Gary J. Kleinman             Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel            Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin              Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                Vice President
2929 Allen Parkway
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante          Vice President
175 Water Street
New York, NY 10038

Deanna Osmonson              Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

    Name and Principal       Positions and Offices with Depositor
     Business Address        American International Life Assurance Company of New York
--------------------------   ---------------------------------------------------------
Kirsten M. Pedersen          Vice President
2727 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Vice President
1 Franklin Square
Springfield, IL 62713

Kristin E. Sather            Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott             Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Kenneth D. Walma             Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite             Vice President
One Woodfield Lake
Schaumberg, IL 60173

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28.

                               SUBSIDIARIES OF AIG
                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                    Owned by
                                                                              Jurisdiction of            its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
American International Group, Inc. (1).............................................. Delaware   ............ (3)
   AIG Aviation, Inc................................................................. Georgia   ........ 100%
   AIG Bulgaria Insurance and Reinsurance Company EAD............................... Bulgaria   ........ 100%
   AIG Capital Corporation...................................... ................... Delaware   ........ 100%
      AIG Consumer Finance Group, Inc............................................... Delaware   ........ 100%
         AIG Bank Polska S.A.......................................................... Poland   ...... 97.23%
         AIG Credit S.A............................................................... Poland   ......... 80%
         Compania Financiera Argentina S.A......................................... Argentina   ....... 92.7%
      AIG Global Asset Management Holdings Corp..................................... Delaware   ........ 100%
         AIG Capital Partners, Inc.................................................. Delaware   ........ 100%
         AIG Global Investment Corp............................................... New Jersey   ........ 100%
         John McStay Investment Counsel, L.P........................................... Texas   ...... 82.84%
      International Lease Finance Corporation..................................... California   ...... 64.85%(4)
   AIG Claim Services, Inc.......................................................... Delaware   ........ 100%
   AIG Credit Corp.................................................................. Delaware   ........ 100%
      A.I. Credit Corp......................................................... New Hampshire   ........ 100%
      Imperial Premium Finance, Inc............................................... California   ........ 100%
      Imperial Premium Finance, Inc................................................. Delaware   ........ 100%
   AIG Equity Sales Corp............................................................ New York   ........ 100%
   AIG Federal Savings Bank......................................................... Delaware   ........ 100%
   AIG Finance Holdings, Inc........................................................ New York   ........ 100%
      AIG Finance (Hong Kong) Limited.............................................. Hong Kong   ........ 100%
   AIG Financial Advisor Services, Inc.............................................. Delaware   ........ 100%
      AIG Financial Advisor Services (Europe), S.A................................ Luxembourg   ........ 100%
   AIG Financial Products Corp...................................................... Delaware   ........ 100%
      AIG Matched Funding Corp...................................................... Delaware   ........ 100%
      BanqueAlG....................................................................... France   ......... 90%(5)
   AIG Funding, Inc................................................................. Delaware   ........ 100%
   AIG Global Real Estate Investment Corp........................................... Delaware   ........ 100%
   AIG Global Trade & Political Risk Insurance Company............................ New Jersey   ........ 100%
   A.I.G. Golden Insurance Ltd........................................................ Israel   ...... 50.01%
   AIG Life Insurance Company....................................................... Delaware   ......... 79%(6)
   AIG Life Insurance Company of Canada............................................... Canada   ........ 100%
   AIG Life Insurance Company of Puerto Rico..................................... Puerto Rico   ........ 100%
   AIG Marketing, Inc............................................................... Delaware   ........ 100%
   AIG Memsa, Inc................................................................... Delaware   ........ 100%
      Tata AIG General Insurance Company Limited....................................... India   ......... 26%

                              SUBSIDIARIES OF AIG
                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                    Owned by
                                                                              Jurisdiction of            its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
   AIG Private Bank Ltd.......................................................... Switzerland   ........ 100%
   AIG Retirement Services, Inc..................................................... Delaware   ........ 100%(7)
      SunAmerica Life Insurance Company.............................................. Arizona   ........ 100%
         SunAmerica Investments, Inc................................................. Georgia   ......... 70%(8)
            AIG Advisor Group, Inc.................................................. Maryland   ........ 100%
               Advantage Capital Corporation........................................ New York   ........ 100%
               FSC Securities Corporation........................................... Delaware   ........ 100%
               Sentra Securities Corporation...................................... California   ........ 100%
               Spelman & Co., Inc................................................. California   ........ 100%
               SunAmerica Securities, Inc........................................... Delaware   ........ 100%
            AIG SunAmerica Life Assurance Company.................................... Arizona   ........ 100%(9)
            Saamsun Holdings Corp................................................... Delaware   ........ 100%
               SAM Holdings Corporation........................................... California   ........ 100%
                  AIG SunAmerica Asset Management Corp.............................. Delaware   ........ 100%
                  AIG SunAmerica Capital Services. Inc.............................. Delaware   ........ 100%
               Sun Royal Holdings Corporation..................................... California   ........ 100%
      Royal Alliance Associates, Inc................................................ Delaware   ........ 100%
   First Sun America Life Insurance Company......................................... New York   ........ 100%
AIG Risk Manag ement, Inc........................................................... New York   ........ 100%
AIG Technologi es, Inc......................................................... New Hampshire   ........ 100%
AIGTI, Inc.......................................................................... Delaware   ........ 100%
AIG Trading Group Inc............................................................... Delaware   ........ 100%
   AIG International, Inc........................................................... Delaware   ........ 100%
AIU Insurance Company............................................................... New York   ......... 52%(10)
AIU North America, Inc.............................................................. New York   ........ 100%
American General Corporation........................................................... Texas   ........ 100%
   American General Bancassurance Services, Inc..................................... Illinois   ........ 100%
   AGC Life Insurance Company....................................................... Missouri   ........ 100%
      AIG Assurance Canada............................................................ Canada   ........ 100%(11)
      AIG Life of Bermuda, Ltd....................................................... Bermuda   ........ 100%
      American General Life and Accident Insurance Company......................... Tennessee   ........ 100%
      American General Life Insurance Company.......................................... Texas   ........ 100%
         American General Annuity Service Corporation.................................. Texas   ........ 100%
         AIG Enterprise Services, LLC............................................... Delaware   ........ 100%
         American General Equity Services Corporation............................... Delaware   ........ 100%
         American General Life Companies, LLC....................................... Delaware   ........ 100%
         The Variable Annuity Life Insurance Company................................... Texas   ........ 100%
            VALIC Retirement Services Company.......................................... Texas   ........ 100%
            VALIC Trust Company........................................................ Texas   ........ 100%
      American General Property Insurance Company.................................. Tennessee   ...... 51.85%(12)
         American General Property Insurance Company of Florida...................... Florida   ........ 100%
      AIG Annuity Insurance Company.................................................... Texas   ........ 100%
      The United States Life Insurance Company in the City of New York.............. New York   ........ 100%
   American General Finance, Inc..................................................... Indiana   ........ 100%

                              SUBSIDIARIES OF AIG
                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                    Owned by
                                                                              Jurisdiction of            its
                                                                               Incorporation       Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
      AGF Investment Corp............................................................ Indiana   ........ 100%
      American General Auto Finance, Inc............................................ Delaware   ........ 100%
      American General Finance Corporation........................................... Indiana   ........ 100%
         Crossroads Mortgage, Inc.................................................. Tennessee   ........ 100%
         ENM, Inc.................................................................. Tennessee   ........ 100%
         MorEquity, Inc............................................................... Nevada   ........ 100%
            Wilmington Finance, Inc................................................. Delaware   ........ 100%
         Merit Life Insurance Co..................................................... Indiana   ........ 100%
         Yosemite Insurance Company.................................................. Indiana   ........ 100%
            CommoLoCo, Inc....................................................... Puerto Rico   ........ 100%
         American General Financial Services of Alabama, Inc......................... Alabama   ........ 100%
         HSA Residential Mortgage Services of Texas, Inc............................ Delaware   ........ 100%
      American General Investment Management Corporation............................ Delaware   ........ 100%
      American General Realty Investment Corporation................................... Texas   ........ 100%
      American General Assurance Company............................................ Illinois   ........ 100%
            American General Indemnity Company...................................... Illinois   ........ 100%
            USLIFE Credit Life Insurance Company of Arizona.......................... Arizona   ........ 100%
         Knickerbocker Corporation..................................................... Texas   ........ 100%
American Home Assurance Company..................................................... New York   ........ 100%
   AIG Hawaii Insurance Company, Inc.................................................. Hawaii   ........ 100%
      American Pacific Insurance Company, Inc......................................... Hawaii   ........ 100%
   American International Insurance Company......................................... New York   ........ 100%
      American International Insurance Company of California, Inc................. California   ........ 100%
      American International Insurance Company of New Jersey...................... New Jersey   ........ 100%
      Minnesota Insurance Company.................................................. Minnesota   ........ 100%
      American International Realty Corp............................................ Delaware   ....... 31.5%(13)
      Pine Street Real Estate Holdings Corp.................................... New Hampshire   ...... 31.47%(13)
      Transatlantic Holdings, Inc................................................... Delaware   ...... 33.61%(14)
         Transatlantic Reinsurance Company ......................................... New York   ........ 100%
            Putnam Reinsurance Company.............................................. New York   ........ 100%
            Trans Re Zurich...................................................... Switzerland   ........ 100%
American International Insurance Company of Delaware................................ Delaware   ........ 100%
American International Life Assurance Company of New York........................... New York   ...... 77.52%(15)
American International Reinsurance Company, Ltd...................................... Bermuda   ........ 100%
   AIG Edison Life Insurance Company................................................... Japan   ......... 90%(16)
   American International Assurance Company, Limited............................... Hong Kong   ........ 100%
      American International Assurance Company (Australia) Limited................. Australia   ........ 100%
   American International Assurance Company (Bermuda) Limited........................ Bermuda   ........ 100%
      American International Assurance Co. (Vietnam) Limited......................... Vietnam   ........ 100%
      Tata AIG Life Insurance Company Limited.......................................... India   ......... 26%
   Nan Shan Life Insurance Company, Ltd............................................... Taiwan   ......... 95%
American International Underwriters Corporation..................................... New York   ........ 100%
American International Underwriters Overseas, Ltd.................................... Bermuda   ........ 100%
   AIG Europe (Ireland) Limited...................................................... Ireland   ........ 100%

                              SUBSIDIARIES OF AIG
                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                    Owned by
                                                                              Jurisdiction of            its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
   AIG Europe (U.K.) Limited......................................................... England   ........ 100%
   AIG Brasil Companhia de Seguros.................................................... Brazil   ......... 50%
   Universal Insurance Co., Ltd..................................................... Thailand   ........ 100%
   La Seguridad de Centroamerica, Compania de Seguros S.A.......................... Guatemala   ........ 100%
   American International Insurance Company of Puerto Rico....................... Puerto Rico   ........ 100%
   A.I.G. Colombia Seguros Generales S.A............................................ Colombia   ........ 100%
   American International Underwriters GmBH.......................................... Germany   ........ 100%
   Underwriters Adjustment Company, Inc............................................... Panama   ........ 100%
   American Life Insurance Company.................................................. Delaware   ........ 100%
      AIG Life (Bulgaria) Z.D. A.D.................................................. Bulgaria   ........ 100%
      ALICO, S.A...................................................................... France   ........ 100%
      American Life Insurance Company (Kenya) Limited.................................. Kenya   ...... 66.67%
      Pharaonic American Life Insurance Company........................................ Egypt   ...... 71.63%
   AIG Life Insurance Company (Switzerland) Ltd.................................. Switzerland   ........ 100%
   American Security Life Insurance Company, Ltd................................ Lichtenstein   ........ 100%
   Birmingham Fire Insurance Company of Pennsylvania............................ Pennsylvania   ........ 100%
   China America Insurance Company, Ltd............................................. Delaware   ......... 50%
   Commerce and Industry Insurance Company.......................................... New York   ........ 100%
   Commerce and Industry Insurance Company of Canada................................. Ontario   ........ 100%
   Delaware American Life Insurance Company......................................... Delaware   ........ 100%
   Hawaii Insurance Consultants, Ltd.................................................. Hawaii   ........ 100%
   HSB Group, Inc................................................................... Delaware   ........ 100%
      The Hartford Steam Boiler Inspection and Insurance Company................. Connecticut   ........ 100%
         The Allen Insurance Company, Ltd............................................ Bermuda   ........ 100%
         The Hartford Steam Boiler Inspection and Insurance
         Company of Connecticut.................................................. Connecticut   ........ 100%
         HSB Engineering Insurance Limited........................................... England   ........ 100%
            The Boiler Inspection and Insurance Company of Canada..................... Canada   ........ 100%
   The Insurance Company of the State of Pennsylvania........................... Pennsylvania   ........ 100%
   Landmark Insurance Company..................................................... California   ........ 100%
   Mt. Mansfield Company, Inc........................................................ Vermont   ........ 100%
National Union Fire Insurance Company of Pittsburgh, Pa......................... Pennsylvania   ........ 100%
   American International Specialty Lines Insurance Company........................... Alaska   ......... 70%(17)
   Lexington Insurance Company...................................................... Delaware   ......... 70%(17)
      GE Property & Casualty Insurance Company.................................. Pennsylvania   ........ 100%
         GE Casualty Insurance Company.......................................... Pennsylvania   ........ 100%
            GE Indemnity Insurance Company...................................... Pennsylvania   ........ 100%
         GE Auto & Home Assurance Company....................................... Pennsylvania   ........ 100%
         Bayside Casualty Insurance Company....................................... New Jersey   ........ 100%
      JI Accident & Fire Insurance Co. Ltd............................................. Japan   ......... 50%
   National Union Fire Insurance Company of Louisiana.............................. Louisiana   ........ 100%
   National Union Fire Insurance Company of Vermont.................................. Vermont   ........ 100%
   21st Century Insurance Group................................................... California   ...... 33.03%(18)
      21st Century Insurance Company.............................................. California   ........ 100%
      21st Century Casualty Company............................................... California   ........ 100%

                              SUBSIDIARIES OF AIG
                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                    Owned by
                                                                              Jurisdiction of            its
                                                                                Incorporation      Immediate
                                                                              or Organization      Parent(2)
                                                                              ---------------   ------------
      21st Century Insurance Company of Arizona...................................... Arizona   ........ 100%
   Starr Excess Liability Insurance Company, Ltd.................................... Delaware   ........ 100%
      Starr Excess Liability Insurance International Ltd............................. Ireland   ........ 100%
NHIG Holding Corp................................................................... Delaware   ........ 100%
   Audubon Insurance Company....................................................... Louisiana   ........ 100%
      Audubon Indemnity Company.................................................. Mississippi   ........ 100%
      Agency Management Corporation................................................ Louisiana   ........ 100%
         The Gulf Agency, Inc........................................................ Alabama   ........ 100%
   New Hampshire Insurance Company.............................................. Pennsylvania   ........ 100%
      AIG Europe, S.A................................................................. France   ............ (19)
      AI Network Corporation........................................................ Delaware   ........ 100%
      American International Pacific Insurance Company.............................. Colorado   ........ 100%
      American International South Insurance Company............................ Pennsylvania   ........ 100%
      Granite State Insurance Company........................................... Pennsylvania   ........ 100%
      New Hampshire Indemnity Company, Inc...................................... Pennsylvania   ........ 100%
      AIG National Insurance Company, Inc........................................... New York   ........ 100%
      Illinois National Insurance Co................................................ Illinois   ........ 100%
      New Hampshire Insurance Services, Inc.................................... New Hampshire   ........ 100%
   AIG Star Life Insurance Co., Ltd.................................................... Japan   ........ 100%
Pharaonic Insurance Company, S.A.E..................................................... Egypt   ...... 89.98%
The Philippine American Life and General Insurance Company....................... Philippines   ...... 99.78%
   Pacific Union Assurance Company................................................ California   ........ 100%
   Philam Equitable Life Assurance Company, Inc.................................. Philippines   ...... 95.31%
   The Philippine American General Insurance Company, Inc........................ Philippines   ........ 100%
      Philam Insurance Company, Inc.............................................. Philippines   ........ 100%
Risk Specialist Companies, Inc...................................................... Delaware   ........ 100%
United Guaranty Corporation................................................... North Carolina   ...... 36.3l%(20)
   United Guaranty Insurance Company.......................................... North Carolina   ........ 100%
   United Guaranty Mortgage Insurance Company................................. North Carolina   ........ 100%
   United Guaranty Mortgage Insurance Company of North Carolina............... North Carolina   ........ 100%
   United Guaranty Partners Insurance Company........................................ Vermont   ......... 80%
   United Guaranty Residential Insurance Company of North Carolina............ North Carolina   ........ 100%
   United Guaranty Residential Insurance Company.............................. North Carolina   ...... 75.03%(21)
      United Guaranty Commercial Insurance Company of North Carolina.......... North Carolina   ........ 100%
      United Guaranty Mortgage Indemnity Company.............................. North Carolina   ........ 100%
      United Guaranty Credit Insurance Company................................ North Carolina   ........ 100%
   United Guaranty Services, Inc.............................................. North Carolina   ........ 100%

--------------------------------------------------------------------------------

(1) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifing shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by

     C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life andAccident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 29. Indemnification

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account A of American International Life Assurance Company of New York, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b)  Management.
     -----------

    Name and Principal       Positions and Offices with Underwriter
     Business Address        American General Equity Services Corporation
--------------------------   -----------------------------------------------

Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

J. Andrew Kalbaugh           President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith               Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez          Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deborah Langel               Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Cindy Phillips               Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

    Name and Principal       Positions and Offices with Underwriter
     Business Address        American General Equity Services Corporation
--------------------------   -----------------------------------------------

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski       Tax Officer
70 Pine Street
New York, NY 10270

Steven A. Glover             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires               Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.
     ---------------------------------

                                Net Underwriting   Compensation on Events
Name of Principal               Discounts and      Occasioning the Deduction   Brokerage     Other
Underwriter                     Commissions        of a Deferred Sales Load    Commissions   Compensation
American General Equity                        0                           0             0              0
Services Corporation

Item 31.  Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32.  Management Services  Inapplicable

Item 33.  Fee Representation

American International Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American International Life Assurance Company of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account B of American International Life Assurance Company of New York, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 26th day of April, 2004.

                                             VARIABLE ACCOUNT B OF AMERICAN
                                             INTERNATIONAL LIFE ASSURANCE
                                             COMPANY OF NEW YORK
                                             (Registrant)


                                        BY:  AMERICAN INTERNATIONAL LIFE
                                             ASSURANCE COMPANY OF NEW YORK
                                             (On behalf of the Registrant
                                             and itself)


                                        BY:  /s/ ROBERT F. HERBERT, JR.
                                             -----------------------------------
                                             Robert F. Herbert, Jr.
                                             Senior Vice President, Treasurer
                                              and Comptroller


[SEAL]


ATTEST:  /s/ LAUREN W. JONES
         -----------------------------
         Lauren W. Jones
         Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                     Date
--------------------------  ------------------------  --------------

/s/ RODNEY O. MARTIN, JR.
--------------------------  Director and Chairman     April 26, 2004
Rodney O. Martin, Jr.

/s/ DAVID J. DIETZ
--------------------------  Director, President and   April 26, 2004
David J. Dietz              Chief Executive Officer

/s/ CHRISTOPHER J. SWIFT
--------------------------  Director and Chief        April 26, 2004
Christopher J. Swift        Financial Officer

/s/ M. BERNARD AIDINOFF
--------------------------  Director                  April 26, 2004
M. Bernard Aidinoff

/s/ MARION E. FAJEN
--------------------------  Director                  April 26, 2004
Marion E. Fajen

/s/ PATRICK J. FOLEY
--------------------------  Director                  April 26, 2004
Patrick J. Foley

/s/ CECIL C. GAMWELL
--------------------------  Director                  April 26, 2004
Cecil C. Gamwell III

/s/ JACK R. HARNES
--------------------------  Director                  April 26, 2004
Jack R. Harnes

Signature                   Title                     Date
--------------------------  ------------------------  --------------

/s/ DAVID L. HERZOG
--------------------------  Director                  April 26, 2004
David L. Herzog

/s/ JOHN L. HOWELL
--------------------------  Director                  April 26, 2004
John I. Howell

/s/ DONALD P. KANAK, JR.
--------------------------  Director                  April 26, 2004
Donald P. Kanak, Jr.

/s/ WILLIAM M. KEELER
--------------------------  Director                  April 26, 2004
William M. Keeler

--------------------------  Director                  April __, 2004
Nicholas A. O'Kulich

/s/ ERNEST T. PATRIKIS
--------------------------  Director                  April 26, 2004
Ernest T. Patrikis

/s/ GARY D. REDDICK
--------------------------  Director                  April 26, 2004
Gary D. Reddick

/s/ MARTIN J. SULLIVAN
--------------------------  Director                  April 26, 2004
Martin J. Sullivan

                                  EXHIBIT INDEX
                                  -------------

Item 26.  Exhibits

     (n)(1)  Consent of Independent Accountants, PricewaterhouseCoopers LLP.


                                      E-1